UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report
December 31, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).
Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive reports in paper may apply to all funds held in your account(s) that you invest in through your financial intermediary.

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.AGFiQ.com. Please read the prospectus carefully before you invest.
Risks:   There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.
AGFiQ Dynamic Hedged U.S. Equity ETF (USHG) specific risks: The Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position. The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. To the extent the Fund invests significantly in the AGFiQ U.S. Market Neutral Anti-Beta Fund, which is also managed by the Adviser (the “Market Neutral ETF”), it will be subject to the following risks applicable to investing in the Market Neutral ETF: There is a risk that during a “bull” market, when most equity securities and long only ETFs are increasing in value, the Market Neutral ETF’s short positions will likely cause the Market Neutral ETF to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in the Market Neutral ETF may fall, sometimes sharply, and you could lose money by investing in the fund. The Market Neutral ETF may utilize derivatives and as a result, the Market Neutral ETF could lose more that the amount it invests. When utilizing short selling the amount the Market Neutral ETF could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain.
AGFiQ Global Infrastructure ETF (GLIF) specific risks: The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.
Shares of AGFiQ are bought and sold at market price (not net assets value (“NAV”), as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.
Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.
Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.
Distributor:   Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Industries
Schedule of Investments
1	AGFiQ U.S. Market Neutral Momentum Fund
8	AGFiQ U.S. Market Neutral Value Fund
15	AGFiQ U.S. Market Neutral Anti-Beta Fund
22	AGFiQ Hedged Dividend Income Fund
27	AGFiQ Global Infrastructure ETF
29	AGFiQ Dynamic Hedged U.S. Equity ETF
30	Statements of Assets and Liabilities
32	Statements of Operations
34	Statements of Changes in Net Assets
37	Financial Highlights
39	Notes to Financial Statements
54	Expense Examples
56	Additional Information
Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.
The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by AGF Investments LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.
DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES

MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
AGFiQ U.S. Market Neutral Momentum Fund (MOM)
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Momentum Index and sells short at least 80% of the short positions in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.
Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	92%
Equity Securities Short Positions	-96%
Swap Agreements Long Positions	12%
Swap Agreements Short Positions	-12%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long
Company	% of Net Assets
Match Group, Inc.	0.5%
Advanced Micro Devices, Inc.	0.5%
Cirrus Logic, Inc.	0.5%
American Tower Corp.	0.5%
Ceridian HCM Holding, Inc.	0.5%
AutoZone, Inc.	0.5%
Cable One, Inc.	0.5%
Horizon Therapeutics plc	0.5%
Chipotle Mexican Grill, Inc.	0.5%
Lam Research Corp.	0.5%
Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	4.62%	-4.51%
Consumer Discretionary	11.91%	-12.26%
Consumer Staples	4.53%	-4.64%
Energy	4.16%	-4.48%
Financials	15.33%	-15.23%
Health Care	11.05%	-11.01%
Industrials	13.44%	-13.25%
Information Technology	16.03%	-15.62%
Materials	5.04%	-5.02%
Real Estate	8.73%	-8.95%
Utilities	5.16%	-5.02%
Largest Equity Holdings — Short
Company	% of Net Assets
Transocean Ltd.	-0.6%
Western Digital Corp.	-0.6%
EQT Corp.	-0.6%
Agios Pharmaceuticals, Inc.	-0.6%
Concho Resources, Inc.	-0.6%
HealthEquity, Inc.	-0.6%
Patterson-UTI Energy, Inc.	-0.5%
Senior Housing Properties Trust	-0.5%
Conagra Brands, Inc.	-0.5%
Halliburton Co.	-0.5%

i

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
AGFiQ U.S. Market Neutral Value Fund (CHEP)
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Value Index and sells short at least 80% of the short positions in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.
Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	92%
Equity Securities Short Positions	-85%
Swap Agreements Long Positions	12%
Swap Agreements Short Positions	-14%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long
Company	% of Net Assets
Darling Ingredients, Inc.	0.6%
Bristol-Myers Squibb Co.	0.6%
United Rentals, Inc.	0.6%
PVH Corp.	0.6%
Regal Beloit Corp.	0.5%
Centene Corp.	0.5%
Athene Holding Ltd.	0.5%
Air Lease Corp.	0.5%
Conagra Brands, Inc.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	4.60%	-4.45%
Consumer Discretionary	11.98%	-12.46%
Consumer Staples	5.05%	-5.07%
Energy	4.10%	-4.22%
Financials	15.64%	-15.54%
Health Care	11.36%	-11.37%
Industrials	13.53%	-13.46%
Information Technology	16.23%	-15.84%
Materials	4.99%	-4.87%
Real Estate	8.33%	-8.03%
Utilities	4.17%	-4.69%
Largest Equity Holdings — Short
Company	% of Net Assets
Apergy Corp.	-0.6%
Tesla, Inc.	-0.6%
Amazon.com, Inc.	-0.5%
Toro Co. (The)	-0.5%
Allegion plc	-0.5%
Moody’s Corp.	-0.5%
Concho Resources, Inc.	-0.5%
Immunomedics, Inc.	-0.5%
Brown & Brown, Inc.	-0.5%
Monster Beverage Corp.	-0.5%

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
AGFiQ U.S. Market Neutral Anti-Beta Fund (BTAL)
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Anti-Beta Index and sells short at least 80% of the short positions in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.
Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	91%
Equity Securities Short Positions	-94%
Swap Agreements Long Positions	13%
Swap Agreements Short Positions	-13%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long
Company	% of Net Assets
Match Group, Inc.	0.5%
Cirrus Logic, Inc.	0.5%
IAC/InterActiveCorp	0.5%
Newmont Goldcorp Corp.	0.5%
Eli Lilly & Co.	0.5%
Bristol-Myers Squibb Co.	0.5%
White Mountains Insurance Group Ltd.	0.5%
Helen of Troy Ltd.	0.5%
Horizon Therapeutics plc	0.5%
LogMeIn, Inc.	0.5%
Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	4.22%	-4.17%
Consumer Discretionary	11.76%	-12.14%
Consumer Staples	5.03%	-5.13%
Energy	4.17%	-4.50%
Financials	15.39%	-15.22%
Health Care	11.16%	-10.91%
Industrials	13.33%	-13.44%
Information Technology	16.03%	-15.66%
Materials	5.08%	-4.90%
Real Estate	8.74%	-9.01%
Utilities	5.10%	-4.93%
Largest Equity Holdings — Short
Company	% of Net Assets
Transocean Ltd.	-0.6%
WPX Energy, Inc.	-0.6%
Agios Pharmaceuticals, Inc.	-0.6%
Concho Resources, Inc.	-0.5%
HealthEquity, Inc.	-0.5%
Devon Energy Corp.	-0.5%
Patterson-UTI Energy, Inc.	-0.5%
Darling Ingredients, Inc.	-0.5%
Zillow Group, Inc.	-0.5%
Conagra Brands, Inc.	-0.5%

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
AGFiQ Hedged Dividend Income Fund (DIVA)
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index (the “Target High Dividend Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock of the long positions in the Target High Dividend Index and sells short at least 80% of the short positions in the Target High Dividend Index. The Target High Dividend Index is a long/short index in which the long positions, in the aggregate, outweigh the short positions, in the aggregate. In choosing to track a long/short index, the Fund seeks to limit the drawdown of the Fund when equity markets fall and give up some of the gains when the markets rise.
Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	92%
Equity Securities Short Positions	-48%
Master Limited Partnership Long Positions	6%
Master Limited Partnership Short Positions	-1%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long
Company	% of Net Assets
Verizon Communications, Inc.	1.0%
Magellan Midstream Partners LP	1.0%
Chevron Corp.	1.0%
Williams Cos., Inc. (The)	1.0%
Omega Healthcare Investors, Inc.	1.0%
Enterprise Products Partners LP	1.0%
Cheniere Energy Partners LP	1.0%
Broadcom, Inc.	1.0%
General Mills, Inc.	1.0%
3M Co.	1.0%
Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	5.01%	-4.92%
Consumer Discretionary	9.97%	-10.09%
Consumer Staples	9.00%	-8.99%
Energy	18.06%	-17.98%
Financials	14.97%	-22.10%
Health Care	4.01%	-4.01%
Industrials	6.99%	-7.01%
Information Technology	5.01%	-4.97%
Materials	2.99%	-2.99%
Real Estate	10.00%	-2.97%
Utilities	14.00%	-13.97%
Largest Equity Holdings — Short
Company	% of Net Assets
Phillips 66	-0.3%
Hess Corp.	-0.3%
EQM Midstream Partners LP	-0.3%
Occidental Petroleum Corp.	-0.3%
Diamondback Energy, Inc.	-0.3%
Plains GP Holdings LP	-0.3%
Marathon Oil Corp.	-0.3%
Noble Energy, Inc.	-0.3%
Devon Energy Corp.	-0.3%
Plains All American Pipeline LP	-0.3%

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
AGFiQ Global Infrastructure ETF (GLIF)
The Fund seeks to provide long-term capital appreciation, investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of infrastructure-related companies located throughout the world, including the United States, and infrastructure-related investments. The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by using a proprietary, multi-factor quantitative model to evaluate securities of issuers in the infrastructure group of industries by evaluating and ranking equity securities based on factors that identify growth, value, quality and risk characteristics.
Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Master Limited Partnerships	1%
Exchange Traded Funds	0%(a)
(a)
Represents less than 0.5% of net assets.

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
American Tower Corp.	8.8%
Enbridge, Inc.	7.5%
Crown Castle International Corp.	6.1%
Vinci SA	4.7%
TC Energy Corp.	4.1%
Sempra Energy	3.4%
National Grid plc	3.3%
Kinder Morgan, Inc.	3.2%
China Tower Corp. Ltd., Class H	3.2%
ONEOK, Inc.	2.8%
Top 10 Country Allocation
Country	% of Net Assets
United States	47.53%
Canada	16.77%
China	5.84%
United Kingdom	5.26%
France	5.09%
Spain	4.02%
Australia	3.96%
Italy	2.66%
Brazil	1.74%
Hong Kong	1.30%
Sector Weightings
Sector	% of Net Assets
Communication Services	4.63%
Energy	23.49%
Exchange Traded Funds	0.36%
Industrials	17.52%
Real Estate	18.56%
Utilities	35.72%

v

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
AGFiQ Dynamic Hedged U.S. Equity ETF (USHG)
The Fund seeks to provide long term capital appreciation and maintain lower than market volatility, investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to the United States. The Fund will operate as a “fund-of-funds” by investing primarily in sector-based ETFs and other ETFs. The Fund is an actively managed ETF that seeks to achieve its investment objective by using proprietary, multi-factor quantitative models that use fundamental factors and market risk measurement factors to help establish allocation to primary sectors of the S&P 500® Index, as well as cash and cash equivalents.
Market Exposure
Investment Type	% of Net Assets
Exchange Traded Funds	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Top Holdings	% of Net Assets
AGFiQ U.S. Market Neutral Anti-Beta Fund	16.8%
Health Care Select Sector SPDR Fund	16.1%
Technology Select Sector SPDR Fund	14.0%
Financial Select Sector SPDR Fund	13.3%
Industrial Select Sector SPDR Fund	11.7%
Communication Services Select Sector SPDR Fund	8.6%
Consumer Staples Select Sector SPDR Fund	6.0%
Consumer Discretionary Select Sector SPDR Fund	5.8%
Real Estate Select Sector SPDR Fund	4.3%
Materials Select Sector SPDR Fund	2.2%
Energy Select Sector SPDR Fund	0.8%
Utilities Select Sector SPDR Fund	0.8%
Sector Weightings
Sector	% of Net Assets
ETFs for Downside Hedging	16.76%
Communication Services	8.56%
Consumer Discretionary	5.77%
Consumer Staples	5.96%
Energy	0.79%
Financials	13.34%
Health Care	16.11%
Industrials	11.74%
Information Technology	13.97%
Materials	2.24%
Real Estate	4.30%
Utilities	0.80%

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Long Positions – 92.0%
Common Stocks – 92.0%
Aerospace & Defense – 4.0%
Arconic, Inc.(a)	342	$10,523
Axon Enterprise, Inc.*(a)	142	10,406
HEICO Corp.(a)	84	9,589
Hexcel Corp.(a)	132	9,677
L3Harris Technologies, Inc.(a)	52	10,289
Lockheed Martin Corp.(a)	28	10,903
Mercury Systems, Inc.*(a)	146	10,090
Teledyne Technologies, Inc.*	30	10,396
TransDigm Group, Inc.	18	10,080
		91,953
Beverages – 0.5%
Brown-Forman Corp., Class B(a)	156	10,546
Biotechnology – 1.8%
ACADIA Pharmaceuticals, Inc.*(a)	230	9,839
Blueprint Medicines Corp.*(a)	134	10,735
Medicines Co. (The)*(a)	126	10,702
Seattle Genetics, Inc.*	88	10,055
		41,331
Building Products – 2.3%
Allegion plc(a)	88	10,959
Armstrong World Industries, Inc.(a)	112	10,525
Fortune Brands Home & Security, Inc.(a)	168	10,977
Masco Corp.(a)	228	10,942
Trex Co., Inc.*	122	10,965
		54,368
Capital Markets – 5.0%
Ameriprise Financial, Inc.(a)	64	10,661
Blackstone Group, Inc. (The), Class A(a)	196	10,964
Federated Investors, Inc., Class B(a)	314	10,233
Legg Mason, Inc.(a)	270	9,696
LPL Financial Holdings, Inc.(a)	116	10,701
MarketAxess Holdings, Inc.(a)	26	9,857
Moody’s Corp.(a)	46	10,921
Morningstar, Inc.(a)	68	10,289
MSCI, Inc.(a)	42	10,844
S&P Global, Inc.	40	10,922
T Rowe Price Group, Inc.	86	10,478
		115,566
Chemicals – 1.9%
Air Products & Chemicals, Inc.(a)	46	10,809
Linde plc(a)	52	11,071
Scotts Miracle-Gro Co. (The)	104	11,043
Sherwin-Williams Co. (The)	18	10,504
		43,427
Commercial Services & Supplies – 1.0%
Cintas Corp.(a)	42	11,301
Copart, Inc.*(a)	118	10,731
		22,032
Construction & Engineering – 0.4%
MasTec, Inc.*(a)	160	10,266
Construction Materials – 0.5%
Vulcan Materials Co.	74	10,655

Investments	Number of Shares	Value
Consumer Finance – 1.4%
OneMain Holdings, Inc.(a)	248	$10,453
Santander Consumer USA Holdings, Inc.	468	10,937
Synchrony Financial	284	10,227
		31,617
Containers & Packaging – 1.4%
Avery Dennison Corp.(a)	82	10,727
Ball Corp.(a)	162	10,476
Crown Holdings, Inc.*(a)	140	10,156
		31,359
Diversified Consumer Services – 0.9%
Chegg, Inc.*(a)	272	10,312
frontdoor, Inc.*(a)	234	11,096
		21,408
Diversified Financial Services – 0.5%
Voya Financial, Inc.	182	11,098
Diversified Telecommunication Services – 0.5%
GCI Liberty, Inc., Class A*(a)	150	10,628
Electric Utilities – 3.3%
American Electric Power Co., Inc.(a)	116	10,963
Edison International(a)	152	11,462
Entergy Corp.(a)	92	11,022
Eversource Energy(a)	128	10,889
NextEra Energy, Inc.(a)	46	11,139
Southern Co. (The)	172	10,957
Xcel Energy, Inc.	172	10,920
		77,352
Electrical Equipment – 0.5%
Generac Holdings, Inc.*(a)	110	11,065
Electronic Equipment, Instruments & Components – 0.9%
CDW Corp.(a)	78	11,142
Keysight Technologies, Inc.*(a)	100	10,263
		21,405
Entertainment – 0.8%
Roku, Inc.*	66	8,837
Zynga, Inc., Class A*	1,704	10,429
		19,266
Equity Real Estate Investment Trusts (REITs) – 8.0%
American Tower Corp.(a)	52	11,951
Americold Realty Trust(a)	284	9,957
Brixmor Property Group, Inc.(a)	478	10,330
EastGroup Properties, Inc.(a)	78	10,348
Equinix, Inc.(a)	18	10,507
Equity LifeStyle Properties, Inc.(a)	144	10,136
Essex Property Trust, Inc.(a)	34	10,229
Invitation Homes, Inc.(a)	352	10,549
Kimco Realty Corp.(a)	490	10,148
Medical Properties Trust, Inc.(a)	510	10,766
Mid-America Apartment Communities, Inc.(a)	78	10,285
Prologis, Inc.(a)	116	10,340
Rexford Industrial Realty, Inc.(a)	222	10,139
SBA Communications Corp.	46	11,086
Spirit Realty Capital, Inc.	202	9,934
STORE Capital Corp.	262	9,757
Sun Communities, Inc.	64	9,606
WP Carey, Inc.	126	10,085
		186,153

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Food & Staples Retailing – 1.4%
Casey’s General Stores, Inc.(a)	60	$9,539
Costco Wholesale Corp.(a)	36	10,581
Performance Food Group Co.*(a)	224	11,532
		31,652
Food Products – 0.9%
Hershey Co. (The)(a)	76	11,170
Tyson Foods, Inc., Class A	118	10,743
		21,913
Health Care Equipment & Supplies – 4.6%
Danaher Corp.(a)	72	11,050
DENTSPLY SIRONA, Inc.	188	10,639
DexCom, Inc.*(a)	46	10,062
Edwards Lifesciences Corp.*(a)	44	10,265
Insulet Corp.*(a)	58	9,930
Masimo Corp.*(a)	68	10,748
ResMed, Inc.	72	11,158
STERIS plc	70	10,669
Teleflex, Inc.	30	11,293
West Pharmaceutical Services, Inc.	72	10,824
		106,638
Health Care Providers & Services – 0.9%
Chemed Corp.(a)	24	10,542
Guardant Health, Inc.*(a)	140	10,940
		21,482
Health Care Technology – 0.9%
Teladoc Health, Inc.*	124	10,381
Veeva Systems, Inc., Class A*	74	10,409
		20,790
Hotels, Restaurants & Leisure – 1.9%
Chipotle Mexican Grill, Inc.*(a)	14	11,720
Churchill Downs, Inc.(a)	80	10,976
Marriott Vacations Worldwide Corp.	86	11,073
Planet Fitness, Inc., Class A*(a)	142	10,605
		44,374
Household Durables – 3.0%
DR Horton, Inc.(a)	192	10,128
Garmin Ltd.(a)	110	10,732
Leggett & Platt, Inc.(a)	202	10,268
Lennar Corp., Class A(a)	178	9,931
NVR, Inc.*(a)	2	7,617
PulteGroup, Inc.(a)	268	10,398
Tempur Sealy International, Inc.*	126	10,969
		70,043
Household Products – 0.5%
Procter & Gamble Co. (The)(a)	88	10,991
Industrial Conglomerates – 0.9%
Carlisle Cos., Inc.(a)	68	11,005
General Electric Co.(a)	944	10,535
		21,540
Insurance – 5.9%
Aon plc(a)	52	10,831
Arch Capital Group Ltd.*(a)	254	10,894
Assurant, Inc.(a)	80	10,486
Brown & Brown, Inc.(a)	280	11,054
Cincinnati Financial Corp.(a)	100	10,515
Erie Indemnity Co., Class A(a)	62	10,292
Fidelity National Financial, Inc.(a)	222	10,068
First American Financial Corp.(a)	168	9,798
Investments	Number of Shares	Value
Hartford Financial Services Group, Inc. (The)(a)	172	$10,453
Marsh & McLennan Cos., Inc.(a)	98	10,918
RenaissanceRe Holdings Ltd.	56	10,977
RLI Corp.(a)	114	10,262
WR Berkley Corp.	156	10,780
		137,328
Interactive Media & Services – 1.5%
Facebook, Inc., Class A*(a)	52	10,673
Match Group, Inc.*	152	12,481
Snap, Inc., Class A*	696	11,365
		34,519
IT Services – 2.6%
EPAM Systems, Inc.*(a)	50	10,608
FleetCor Technologies, Inc.*(a)	34	9,783
Global Payments, Inc.(a)	58	10,588
Mastercard, Inc., Class A(a)	36	10,749
MongoDB, Inc.*(a)	70	9,213
Okta, Inc.*(a)	82	9,460
		60,401
Life Sciences Tools & Services – 0.5%
Bruker Corp.(a)	206	10,500
Machinery – 0.5%
Woodward, Inc.	90	10,660
Media – 1.5%
Altice USA, Inc., Class A*(a)	422	11,537
Cable One, Inc.(a)	8	11,908
Charter Communications, Inc., Class A*(a)	22	10,672
		34,117
Metals & Mining – 1.0%
Reliance Steel & Aluminum Co.	90	10,778
Royal Gold, Inc.(a)	92	11,247
		22,025
Multiline Retail – 0.9%
Dollar General Corp.(a)	68	10,606
Target Corp.	84	10,770
		21,376
Multi-Utilities – 0.9%
Black Hills Corp.(a)	138	10,838
WEC Energy Group, Inc.	120	11,068
		21,906
Oil, Gas & Consumable Fuels – 3.8%
Cheniere Energy, Inc.*(a)	174	10,626
Chevron Corp.(a)	90	10,846
Exxon Mobil Corp.	156	10,886
Hess Corp.(a)	172	11,491
Kinder Morgan, Inc.(a)	544	11,516
ONEOK, Inc.(a)	150	11,351
Williams Cos., Inc. (The)	472	11,196
World Fuel Services Corp.(a)	248	10,768
		88,680
Personal Products – 0.9%
Coty, Inc., Class A(a)	924	10,395
Estee Lauder Cos., Inc. (The), Class A(a)	54	11,153
		21,548

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Pharmaceuticals – 1.5%
Catalent, Inc.*(a)	202	$11,372
Horizon Therapeutics plc*(a)	324	11,729
Zoetis, Inc.	88	11,647
		34,748
Professional Services – 1.4%
CoStar Group, Inc.*(a)	18	10,769
FTI Consulting, Inc.*(a)	98	10,845
IHS Markit Ltd.*(a)	146	11,001
		32,615
Road & Rail – 0.9%
Kansas City Southern(a)	70	10,721
Old Dominion Freight Line, Inc.(a)	56	10,628
		21,349
Semiconductors & Semiconductor Equipment – 4.0%
Advanced Micro Devices, Inc.*(a)	270	12,382
Applied Materials, Inc.(a)	184	11,231
Cirrus Logic, Inc.*(a)	148	12,197
Entegris, Inc.(a)	224	11,220
KLA Corp.(a)	64	11,403
Lam Research Corp.(a)	40	11,696
Teradyne, Inc.	168	11,456
Universal Display Corp.(a)	54	11,128
		92,713
Software – 7.2%
Alteryx, Inc., Class A*(a)	96	9,607
Anaplan, Inc.*(a)	198	10,375
Avalara, Inc.*(a)	136	9,962
Cadence Design Systems, Inc.*(a)	152	10,543
Ceridian HCM Holding, Inc.*(a)	176	11,947
Coupa Software, Inc.*(a)	70	10,238
Fair Isaac Corp.*(a)	30	11,240
Manhattan Associates, Inc.*(a)	126	10,048
Paycom Software, Inc.*(a)	38	10,061
Paylocity Holding Corp.*(a)	88	10,632
RingCentral, Inc., Class A*	62	10,458
ServiceNow, Inc.*(a)	38	10,728
Smartsheet, Inc., Class A*	226	10,152
Synopsys, Inc.*	76	10,579
Trade Desk, Inc. (The), Class A*	40	10,391
Zendesk, Inc.*	134	10,268
		167,229
Specialty Retail – 2.7%
AutoZone, Inc.*(a)	10	11,913
CarMax, Inc.*(a)	108	9,468
Carvana Co.*(a)	112	10,310
Floor & Decor Holdings, Inc., Class A*(a)	224	11,382
Lithia Motors, Inc., Class A(a)	66	9,702
Murphy USA, Inc.*(a)	90	10,530
		63,305
Textiles, Apparel & Luxury Goods – 1.4%
Deckers Outdoor Corp.*(a)	64	10,807
Lululemon Athletica, Inc.*(a)	48	11,120
Skechers U.S.A., Inc., Class A*	264	11,402
		33,329
Thrifts & Mortgage Finance – 1.3%
Essent Group Ltd.(a)	194	10,086
New York Community Bancorp, Inc.(a)	892	10,722
Radian Group, Inc.(a)	410	10,316
		31,124

Investments	Number of Shares	Value
Trading Companies & Distributors – 0.5%
SiteOne Landscape Supply, Inc.*	118	$10,697
Water Utilities – 0.5%
American Water Works Co., Inc.(a)	88	10,811
Total Common Stocks (Cost $1,969,602)		2,131,898
Total Long Positions (Cost $1,969,602)		2,131,898
Short Positions – (95.5)%
Common Stocks – (95.5)%
Aerospace & Defense – (0.4)%
Textron, Inc.	(230)	(10,258)
Air Freight & Logistics – (0.9)%
CH Robinson Worldwide, Inc.	(138)	(10,791)
FedEx Corp.	(66)	(9,980)
		(20,771)
Airlines – (0.4)%
American Airlines Group, Inc.	(368)	(10,554)
Auto Components – (1.4)%
Autoliv, Inc.	(130)	(10,973)
Goodyear Tire & Rubber Co. (The)	(666)	(10,360)
Lear Corp.	(88)	(12,074)
		(33,407)
Automobiles – (0.5)%
Thor Industries, Inc.	(166)	(12,332)
Banks – (7.7)%
Associated Banc-Corp.	(496)	(10,932)
CIT Group, Inc.	(234)	(10,677)
Comerica, Inc.	(152)	(10,906)
Cullen/Frost Bankers, Inc.	(114)	(11,147)
East West Bancorp, Inc.	(232)	(11,298)
Glacier Bancorp, Inc.	(244)	(11,221)
Home BancShares, Inc.	(566)	(11,128)
M&T Bank Corp.	(64)	(10,864)
PacWest Bancorp	(284)	(10,869)
SVB Financial Group*	(46)	(11,548)
TCF Financial Corp.	(250)	(11,700)
Texas Capital Bancshares, Inc.*	(184)	(10,446)
Umpqua Holdings Corp.	(650)	(11,505)
Webster Financial Corp.	(220)	(11,739)
Wintrust Financial Corp.	(158)	(11,202)
Zions Bancorp NA	(214)	(11,111)
		(178,293)
Beverages – (0.5)%
Molson Coors Brewing Co., Class B	(212)	(11,427)
Biotechnology – (4.9)%
Agios Pharmaceuticals, Inc.*	(272)	(12,988)
Alkermes plc*	(506)	(10,322)
Biogen, Inc.*	(36)	(10,682)
BioMarin Pharmaceutical, Inc.*	(132)	(11,161)
Bluebird Bio, Inc.*	(130)	(11,408)
Exelixis, Inc.*	(640)	(11,277)
FibroGen, Inc.*	(246)	(10,551)
Immunomedics, Inc.*	(564)	(11,934)
Sarepta Therapeutics, Inc.*	(96)	(12,388)
United Therapeutics Corp.*	(114)	(10,041)
		(112,752)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Building Products – (0.4)%
AO Smith Corp.	(220)	$(10,481)
Capital Markets – (4.6)%
Affiliated Managers Group, Inc.	(126)	(10,677)
Bank of New York Mellon Corp. (The)	(220)	(11,073)
Charles Schwab Corp. (The)	(214)	(10,178)
E*TRADE Financial Corp.	(242)	(10,979)
Evercore, Inc., Class A	(138)	(10,317)
Franklin Resources, Inc.	(388)	(10,080)
Interactive Brokers Group, Inc., Class A	(218)	(10,163)
Invesco Ltd.	(608)	(10,932)
State Street Corp.	(142)	(11,232)
TD Ameritrade Holding Corp.	(204)	(10,139)
		(105,770)
Chemicals – (2.5)%
Albemarle Corp.	(164)	(11,979)
Chemours Co. (The)	(666)	(12,048)
DuPont de Nemours, Inc.	(164)	(10,529)
Mosaic Co. (The)	(564)	(12,205)
Olin Corp.	(610)	(10,522)
		(57,283)
Commercial Services & Supplies – (0.9)%
Deluxe Corp.	(208)	(10,383)
Rollins, Inc.	(298)	(9,882)
		(20,265)
Communications Equipment – (2.3)%
Arista Networks, Inc.*	(54)	(10,984)
Cisco Systems, Inc.	(236)	(11,319)
CommScope Holding Co., Inc.*	(790)	(11,210)
F5 Networks, Inc.*	(74)	(10,334)
Juniper Networks, Inc.	(424)	(10,443)
		(54,290)
Construction & Engineering – (0.5)%
Fluor Corp.	(614)	(11,592)
Consumer Finance – (0.9)%
FirstCash, Inc.	(132)	(10,643)
SLM Corp.	(1,250)	(11,138)
		(21,781)
Containers & Packaging – (1.0)%
Berry Global Group, Inc.*	(230)	(10,923)
Westrock Co.	(266)	(11,414)
		(22,337)
Diversified Consumer Services – (0.5)%
Grand Canyon Education, Inc.*	(126)	(12,070)
Diversified Telecommunication Services – (0.4)%
CenturyLink, Inc.	(740)	(9,775)
Electric Utilities – (0.9)%
Avangrid, Inc.	(218)	(11,153)
Pinnacle West Capital Corp.	(122)	(10,971)
		(22,124)
Electrical Equipment – (0.5)%
nVent Electric plc	(430)	(10,999)
Electronic Equipment, Instruments & Components – (2.8)%
Avnet, Inc.	(260)	(11,034)
Corning, Inc.	(366)	(10,654)
Investments	Number of Shares	Value
Dolby Laboratories, Inc., Class A	(154)	$(10,595)
IPG Photonics Corp.*	(74)	(10,724)
Littelfuse, Inc.	(58)	(11,096)
National Instruments Corp.	(252)	(10,670)
		(64,773)
Energy Equipment & Services – (2.6)%
Core Laboratories NV	(246)	(9,267)
Halliburton Co.	(512)	(12,528)
National Oilwell Varco, Inc.	(474)	(11,874)
Patterson-UTI Energy, Inc.	(1,206)	(12,663)
Transocean Ltd.*	(2,166)	(14,902)
		(61,234)
Entertainment – (1.0)%
Activision Blizzard, Inc.	(196)	(11,646)
Cinemark Holdings, Inc.	(314)	(10,629)
		(22,275)
Equity Real Estate Investment Trusts (REITs) – (8.5)%
Apple Hospitality REIT, Inc.	(656)	(10,660)
Colony Capital, Inc.	(2,204)	(10,469)
GEO Group, Inc. (The)	(724)	(12,026)
Host Hotels & Resorts, Inc.	(610)	(11,316)
Macerich Co. (The)	(394)	(10,607)
Paramount Group, Inc.	(782)	(10,885)
Park Hotels & Resorts, Inc.	(452)	(11,693)
Pebblebrook Hotel Trust	(406)	(10,885)
Rayonier, Inc.	(348)	(11,400)
RLJ Lodging Trust	(624)	(11,057)
Senior Housing Properties Trust	(1,496)	(12,626)
Service Properties Trust	(458)	(11,143)
Simon Property Group, Inc.	(70)	(10,427)
SL Green Realty Corp.	(126)	(11,577)
Sunstone Hotel Investors, Inc.	(762)	(10,607)
Taubman Centers, Inc.	(318)	(9,887)
Urban Edge Properties	(512)	(9,820)
Vornado Realty Trust	(166)	(11,039)
		(198,124)
Food & Staples Retailing – (0.9)%
Kroger Co. (The)	(392)	(11,364)
Walgreens Boots Alliance, Inc.	(180)	(10,613)
		(21,977)
Food Products – (2.0)%
Conagra Brands, Inc.	(368)	(12,600)
Ingredion, Inc.	(128)	(11,898)
Kraft Heinz Co. (The)	(352)	(11,310)
Lancaster Colony Corp.	(68)	(10,887)
		(46,695)
Gas Utilities – (2.4)%
National Fuel Gas Co.	(234)	(10,890)
New Jersey Resources Corp.	(250)	(11,142)
South Jersey Industries, Inc.	(344)	(11,345)
Southwest Gas Holdings, Inc.	(140)	(10,636)
UGI Corp.	(254)	(11,471)
		(55,484)
Health Care Equipment & Supplies – (1.3)%
ABIOMED, Inc.*	(54)	(9,212)
ICU Medical, Inc.*	(56)	(10,479)
LivaNova plc*	(126)	(9,504)
		(29,195)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Health Care Providers & Services – (2.0)%
Acadia Healthcare Co., Inc.*	(332)	$(11,029)
Centene Corp.*	(178)	(11,191)
HealthEquity, Inc.*	(172)	(12,740)
MEDNAX, Inc.*	(410)	(11,394)
		(46,354)
Hotels, Restaurants & Leisure – (1.0)%
Carnival Corp.	(236)	(11,996)
Six Flags Entertainment Corp.	(246)	(11,097)
		(23,093)
Household Durables – (0.5)%
Newell Brands, Inc.	(552)	(10,609)
Independent Power and Renewable Electricity Producers – (0.5)%
NRG Energy, Inc.	(272)	(10,812)
Industrial Conglomerates – (0.5)%
3M Co.	(62)	(10,938)
Insurance – (1.3)%
CNO Financial Group, Inc.	(590)	(10,697)
Lincoln National Corp.	(180)	(10,622)
Unum Group	(346)	(10,089)
		(31,408)
Interactive Media & Services – (1.0)%
TripAdvisor, Inc.	(374)	(11,362)
Twitter, Inc.*	(344)	(11,025)
		(22,387)
Internet & Direct Marketing Retail – (1.4)%
Expedia Group, Inc.	(104)	(11,247)
Grubhub, Inc.*	(246)	(11,965)
Qurate Retail, Inc., Series A*	(1,156)	(9,745)
		(32,957)
IT Services – (3.7)%
Alliance Data Systems Corp.	(100)	(11,220)
Amdocs Ltd.	(154)	(11,117)
Cognizant Technology Solutions Corp., Class A	(166)	(10,295)
CoreLogic, Inc.*	(258)	(11,277)
DXC Technology Co.	(288)	(10,826)
LiveRamp Holdings, Inc.*	(210)	(10,095)
Sabre Corp.	(474)	(10,637)
Square, Inc., Class A*	(154)	(9,634)
		(85,101)
Leisure Products – (0.5)%
Mattel, Inc.*	(906)	(12,276)
Machinery – (3.8)%
Allison Transmission Holdings, Inc.	(220)	(10,630)
Crane Co.	(128)	(11,057)
Flowserve Corp.	(220)	(10,949)
Fortive Corp.	(148)	(11,306)
Middleby Corp. (The)*	(92)	(10,076)
Pentair plc	(242)	(11,101)
Trinity Industries, Inc.	(506)	(11,208)
Westinghouse Air Brake Technologies Corp.	(138)	(10,736)
		(87,063)
Media – (2.0)%
Liberty Global plc, Class C*	(498)	(10,854)
Liberty Latin America Ltd., Class C*	(608)	(11,832)
Investments	Number of Shares	Value
News Corp., Class A	(830)	$(11,736)
ViacomCBS, Inc.	(264)	(11,080)
		(45,502)
Metals & Mining – (1.4)%
Alcoa Corp.*	(528)	(11,357)
Steel Dynamics, Inc.	(314)	(10,689)
United States Steel Corp.	(826)	(9,425)
		(31,471)
Multiline Retail – (1.9)%
Kohl’s Corp.	(224)	(11,413)
Macy’s, Inc.	(694)	(11,798)
Nordstrom, Inc.	(282)	(11,542)
Ollie’s Bargain Outlet Holdings, Inc.*	(162)	(10,580)
		(45,333)
Multi-Utilities – (1.0)%
Avista Corp.	(226)	(10,868)
CenterPoint Energy, Inc.	(436)	(11,890)
		(22,758)
Oil, Gas & Consumable Fuels – (1.6)%
Concho Resources, Inc.	(148)	(12,960)
Continental Resources, Inc.	(346)	(11,868)
EQT Corp.	(1,212)	(13,211)
		(38,039)
Personal Products – (1.0)%
Herbalife Nutrition Ltd.*	(234)	(11,155)
Nu Skin Enterprises, Inc., Class A	(278)	(11,392)
		(22,547)
Pharmaceuticals – (2.4)%
Elanco Animal Health, Inc.*	(386)	(11,368)
Johnson & Johnson	(78)	(11,378)
Nektar Therapeutics*	(520)	(11,224)
Perrigo Co. plc	(208)	(10,745)
Pfizer, Inc.	(276)	(10,814)
		(55,529)
Professional Services – (1.5)%
ASGN, Inc.*	(162)	(11,497)
Nielsen Holdings plc	(542)	(11,003)
Robert Half International, Inc.	(184)	(11,619)
		(34,119)
Road & Rail – (1.4)%
CSX Corp.	(150)	(10,854)
JB Hunt Transport Services, Inc.	(92)	(10,744)
Ryder System, Inc.	(202)	(10,970)
		(32,568)
Software – (4.1)%
CDK Global, Inc.	(198)	(10,827)
Citrix Systems, Inc.	(96)	(10,646)
Dropbox, Inc., Class A*	(576)	(10,316)
FireEye, Inc.*	(642)	(10,612)
LogMeIn, Inc.	(136)	(11,661)
New Relic, Inc.*	(156)	(10,251)
Nutanix, Inc., Class A*	(298)	(9,315)
PTC, Inc.*	(140)	(10,485)
Teradata Corp.*	(402)	(10,762)
		(94,875)
Specialty Retail – (1.9)%
American Eagle Outfitters, Inc.	(734)	(10,790)
Gap, Inc. (The)	(642)	(11,351)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
L Brands, Inc.	(558)	$(10,111)
Ulta Beauty, Inc.*	(46)	(11,644)
		(43,896)
Technology Hardware, Storage & Peripherals – (2.0)%
HP, Inc.	(534)	(10,974)
NetApp, Inc.	(176)	(10,956)
Pure Storage, Inc., Class A*	(658)	(11,258)
Western Digital Corp.	(216)	(13,710)
		(46,898)
Textiles, Apparel & Luxury Goods – (2.0)%
Capri Holdings Ltd.*	(288)	(10,987)
PVH Corp.	(110)	(11,567)
Tapestry, Inc.	(400)	(10,788)
Under Armour, Inc., Class A*	(560)	(12,096)
		(45,438)
Trading Companies & Distributors – (1.5)%
MSC Industrial Direct Co., Inc., Class A	(144)	(11,300)
Univar Solutions, Inc.*	(454)	(11,005)
WW Grainger, Inc.	(34)	(11,509)
		(33,814)
Total Common Stocks (Proceeds $(2,374,108))		(2,214,103)
Total Short Positions (Proceeds $(2,374,108))		(2,214,103)

Investments	Number of Shares	Value
Total Investments – (3.5)% (Cost $(404,506))		$(82,205)
Other Assets Less Liabilities – 103.5%		2,399,514
Net Assets – 100.0%		$2,317,309

*
Non-income producing security.

(a)
All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of  $1,596,758.

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$499,514
Aggregate gross unrealized depreciation	(194,831)
Net unrealized appreciation	$304,683
Federal income tax cost of investments (including derivative contracts, if any)	$(403,182)

OTC Total return swap contracts outstanding as of December 31, 2019
Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged	Net Amount(5)
261,948 USD	9/30/2021	Morgan Stanley	2.26%	Monthly	Dow Jones U.S. High Momentum Total Return Index(6)	$10,713	$—	$10,713
(245,777) USD	9/30/2021	Morgan Stanley	(1.36)%	Monthly	Dow Jones U.S. Low Momentum Total Return Index(7)	(27,007)	20,034(8)	(6,973)
						$(16,294)		$3,740
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)
Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)
The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources

(4)
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.

(5)
Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)
The Dow Jones U.S. High Momentum Total Return Index (DJTLMOT) is designed to measure the performance of 200 companies ranked as having the highest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2019 (Unaudited)
to reconstitution. Dividends are reinvested.
(7)
The Dow Jones U.S. Low Momentum Total Return Index (DJTSMOT) is designed to measure the performance of 200 companies ranked as having the lowest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

(8)
Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

Abbreviations
USD   US Dollar
See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Long Positions – 91.9%
Common Stocks – 91.9%
Air Freight & Logistics – 0.4%
FedEx Corp.(a)	27	$4,083
Airlines – 2.7%
Alaska Air Group, Inc.(a)	70	4,743
Delta Air Lines, Inc.(a)	73	4,269
JetBlue Airways Corp.*(a)	256	4,792
Southwest Airlines Co.	83	4,480
Spirit Airlines, Inc.*	112	4,515
United Airlines Holdings, Inc.*	59	5,197
		27,996
Auto Components – 2.0%
BorgWarner, Inc.(a)	129	5,596
Dana, Inc.(a)	271	4,932
Goodyear Tire & Rubber Co. (The)(a)	327	5,087
Lear Corp.	37	5,076
		20,691
Automobiles – 1.8%
Ford Motor Co.(a)	483	4,492
General Motors Co.(a)	121	4,428
Harley-Davidson, Inc.(a)	131	4,872
Thor Industries, Inc.	75	5,572
		19,364
Banks – 3.3%
Bank OZK	162	4,942
CIT Group, Inc.(a)	99	4,517
Citigroup, Inc.(a)	61	4,873
Citizens Financial Group, Inc.(a)	132	5,360
FNB Corp.(a)	390	4,953
Popular, Inc.(a)	85	4,994
Sterling Bancorp	220	4,638
		34,277
Beverages – 0.4%
Molson Coors Brewing Co., Class B	88	4,743
Biotechnology – 2.6%
AbbVie, Inc.(a)	52	4,604
Alexion Pharmaceuticals, Inc.*(a)	40	4,326
Biogen, Inc.*(a)	16	4,748
Gilead Sciences, Inc.(a)	70	4,548
Regeneron Pharmaceuticals, Inc.*	12	4,506
United Therapeutics Corp.*	52	4,580
		27,312
Building Products – 0.5%
Owens Corning	74	4,819
Capital Markets – 1.9%
Goldman Sachs Group, Inc. (The)(a)	24	5,518
Invesco Ltd.(a)	252	4,531
Janus Henderson Group plc(a)	181	4,426
Morgan Stanley	99	5,061
		19,536

Investments	Number of Shares	Value
Chemicals – 1.9%
Eastman Chemical Co.(a)	65	$5,152
Huntsman Corp.(a)	201	4,856
LyondellBasell Industries NV, Class A	55	5,196
Mosaic Co. (The)	206	4,458
		19,662
Commercial Services & Supplies – 0.4%
KAR Auction Services, Inc.(a)	217	4,728
Communications Equipment – 1.0%
CommScope Holding Co., Inc.*(a)	395	5,605
Juniper Networks, Inc.(a)	203	5,000
		10,605
Construction & Engineering – 0.9%
AECOM*(a)	119	5,133
MasTec, Inc.*	69	4,427
		9,560
Consumer Finance – 1.9%
Ally Financial, Inc.(a)	152	4,645
Capital One Financial Corp.(a)	53	5,454
Navient Corp.	338	4,624
SLM Corp.	538	4,794
		19,517
Containers & Packaging – 1.0%
International Paper Co.(a)	101	4,651
Westrock Co.	128	5,493
		10,144
Diversified Financial Services – 1.0%
AXA Equitable Holdings, Inc.(a)	213	5,278
Voya Financial, Inc.	79	4,818
		10,096
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	120	4,690
CenturyLink, Inc.(a)	367	4,849
		9,539
Electric Utilities – 2.2%
Avangrid, Inc.(a)	88	4,502
Duke Energy Corp.(a)	45	4,105
Exelon Corp.(a)	99	4,513
Pinnacle West Capital Corp.	53	4,766
PPL Corp.	150	5,382
		23,268
Electrical Equipment – 1.0%
nVent Electric plc	174	4,451
Regal Beloit Corp.	67	5,736
		10,187
Electronic Equipment, Instruments & Components – 3.2%
Arrow Electronics, Inc.*(a)	61	5,169
Avnet, Inc.(a)	117	4,965
Belden, Inc.(a)	93	5,115
Corning, Inc.(a)	138	4,017
Jabil, Inc.(a)	118	4,877

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
SYNNEX Corp.	37	$4,766
Vishay Intertechnology, Inc.	234	4,982
		33,891
Equity Real Estate Investment Trusts (REITs) – 6.7%
Apple Hospitality REIT, Inc.(a)	263	4,274
Brixmor Property Group, Inc.(a)	207	4,473
CoreCivic, Inc.(a)	302	5,249
EPR Properties(a)	56	3,956
GEO Group, Inc. (The)(a)	329	5,465
Host Hotels & Resorts, Inc.(a)	242	4,489
Kimco Realty Corp.(a)	252	5,219
Medical Properties Trust, Inc.	247	5,214
Park Hotels & Resorts, Inc.	167	4,320
Pebblebrook Hotel Trust	156	4,183
Sabra Health Care REIT, Inc.	195	4,161
Service Properties Trust	191	4,647
Spirit Realty Capital, Inc.	103	5,066
Sunstone Hotel Investors, Inc.	321	4,468
VICI Properties, Inc.	197	5,033
		70,217
Food & Staples Retailing – 0.9%
Kroger Co. (The)	163	4,725
Walgreens Boots Alliance, Inc.	89	5,248
		9,973
Food Products – 3.2%
Conagra Brands, Inc.(a)	165	5,650
Darling Ingredients, Inc.*(a)	232	6,514
Ingredion, Inc.(a)	49	4,554
JM Smucker Co. (The)	36	3,749
Kraft Heinz Co. (The)(a)	161	5,173
TreeHouse Foods, Inc.*	80	3,880
Tyson Foods, Inc., Class A	51	4,643
		34,163
Gas Utilities – 0.4%
National Fuel Gas Co.	90	4,189
Health Care Providers & Services – 5.8%
Acadia Healthcare Co., Inc.*(a)	136	4,518
AmerisourceBergen Corp.(a)	58	4,931
Anthem, Inc.(a)	16	4,833
Cardinal Health, Inc.(a)	84	4,249
Centene Corp.*(a)	91	5,721
Cigna Corp.(a)	23	4,703
CVS Health Corp.(a)	68	5,052
DaVita, Inc.*(a)	64	4,802
Laboratory Corp. of America Holdings*	30	5,075
McKesson Corp.	30	4,150
MEDNAX, Inc.*	179	4,974
Quest Diagnostics, Inc.(a)	41	4,378
Universal Health Services, Inc., Class B	29	4,160
		61,546
Hotels, Restaurants & Leisure – 1.4%
Carnival Corp.(a)	87	4,422
Norwegian Cruise Line Holdings Ltd.*	80	4,673
Royal Caribbean Cruises Ltd.	42	5,607
		14,702

Investments	Number of Shares	Value
Household Durables – 1.7%
Lennar Corp., Class A	77	$4,296
Mohawk Industries, Inc.*	35	4,773
Newell Brands, Inc.	238	4,575
PulteGroup, Inc.	115	4,462
		18,106
Independent Power and Renewable Electricity Producers – 0.8%
AES Corp.(a)	245	4,876
Vistra Energy Corp.	169	3,885
		8,761
Insurance – 3.7%
Athene Holding Ltd., Class A*(a)	121	5,690
Brighthouse Financial, Inc.*(a)	116	4,551
CNO Financial Group, Inc.(a)	269	4,877
Lincoln National Corp.	82	4,839
MetLife, Inc.	106	5,403
Principal Financial Group, Inc.	84	4,620
Prudential Financial, Inc.	51	4,781
Unum Group	140	4,082
		38,843
Internet & Direct Marketing Retail – 0.4%
Qurate Retail, Inc., Series A*	493	4,156
IT Services – 3.1%
Alliance Data Systems Corp.(a)	44	4,937
CACI International, Inc., Class A*(a)	19	4,750
CoreLogic, Inc.*(a)	111	4,852
DXC Technology Co.(a)	127	4,774
International Business Machines Corp.(a)	31	4,155
KBR, Inc.(a)	154	4,697
Perspecta, Inc.	163	4,309
		32,474
Machinery – 2.3%
AGCO Corp.(a)	66	5,098
Kennametal, Inc.(a)	127	4,685
Oshkosh Corp.	50	4,733
PACCAR, Inc.	56	4,430
Timken Co. (The)	88	4,955
		23,901
Media – 2.8%
Discovery, Inc., Class C*(a)	172	5,244
DISH Network Corp., Class A*(a)	145	5,143
Interpublic Group of Cos., Inc. (The)(a)	205	4,735
Liberty Media Corp-Liberty SiriusXM, Class C*	104	5,007
Nexstar Media Group, Inc., Class A	43	5,042
TEGNA, Inc.	290	4,840
		30,011
Metals & Mining – 1.4%
Nucor Corp.	80	4,502
Reliance Steel & Aluminum Co.	43	5,150
Steel Dynamics, Inc.	135	4,595
		14,247

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Mortgage Real Estate Investment Trusts (REITs) – 2.3%
AGNC Investment Corp.(a)	279	$4,933
Annaly Capital Management, Inc.	515	4,851
Chimera Investment Corp.(a)	221	4,544
New Residential Investment Corp.	301	4,849
Two Harbors Investment Corp.	354	5,175
		24,352
Multiline Retail – 0.9%
Kohl’s Corp.	90	4,586
Macy’s, Inc.	285	4,845
		9,431
Multi-Utilities – 0.4%
CenterPoint Energy, Inc.(a)	152	4,145
Oil, Gas & Consumable Fuels – 3.8%
Cimarex Energy Co.	99	5,196
Delek US Holdings, Inc.(a)	130	4,359
Devon Energy Corp.(a)	211	5,480
Diamondback Energy, Inc.(a)	60	5,571
HollyFrontier Corp.(a)	94	4,767
Marathon Petroleum Corp.	76	4,579
Parsley Energy, Inc., Class A	255	4,822
PBF Energy, Inc., Class A	154	4,831
		39,605
Paper & Forest Products – 0.4%
Domtar Corp.	110	4,206
Pharmaceuticals – 2.0%
Bristol-Myers Squibb Co.(a)	97	6,226
Jazz Pharmaceuticals plc*(a)	34	5,076
Perrigo Co. plc	98	5,063
Pfizer, Inc.	119	4,662
		21,027
Professional Services – 1.0%
ManpowerGroup, Inc.	55	5,340
Nielsen Holdings plc	233	4,730
		10,070
Real Estate Management & Development – 1.0%
Howard Hughes Corp. (The)*(a)	42	5,325
Jones Lang LaSalle, Inc.(a)	29	5,049
		10,374
Road & Rail – 1.3%
AMERCO	12	4,510
Knight-Swift Transportation Holdings, Inc.(a)	143	5,125
Ryder System, Inc.	80	4,345
		13,980
Semiconductors & Semiconductor Equipment – 2.4%
Intel Corp.(a)	79	4,728
Micron Technology, Inc.*	93	5,002
ON Semiconductor Corp.*	212	5,169
Investments	Number of Shares	Value
Qorvo, Inc.*	44	$5,114
Skyworks Solutions, Inc.	46	5,560
		25,573
Software – 2.5%
j2 Global, Inc.(a)	56	5,248
LogMeIn, Inc.	60	5,145
Nuance Communications, Inc.*	259	4,618
SS&C Technologies Holdings, Inc.	91	5,587
Verint Systems, Inc.*	95	5,259
		25,857
Specialty Retail – 1.7%
AutoNation, Inc.*(a)	89	4,328
Dick’s Sporting Goods, Inc.(a)	101	4,998
Foot Locker, Inc.(a)	112	4,367
Gap, Inc. (The)(a)	266	4,703
		18,396
Technology Hardware, Storage & Peripherals – 2.7%
Dell Technologies, Inc., Class C*(a)	94	4,831
Hewlett Packard Enterprise Co.(a)	288	4,568
NCR Corp.*	145	5,098
Seagate Technology plc	84	4,998
Western Digital Corp.	74	4,697
Xerox Holdings Corp.	119	4,387
		28,579
Textiles, Apparel & Luxury Goods – 1.0%
Capri Holdings Ltd.*(a)	137	5,227
PVH Corp.	55	5,783
		11,010
Thrifts & Mortgage Finance – 0.4%
MGIC Investment Corp.	325	4,605
Trading Companies & Distributors – 1.6%
Air Lease Corp.(a)	119	5,655
GATX Corp.(a)	63	5,219
United Rentals, Inc.*	36	6,004
		16,878
Transportation Infrastructure – 0.4%
Macquarie Infrastructure Corp.	109	4,670
Wireless Telecommunication Services – 0.5%
Telephone & Data Systems, Inc.	193	4,908
Total Common Stocks (Cost $927,607)		966,973
Total Long Positions (Cost $927,607)		966,973
Short Positions – (84.7)%
Common Stocks – (84.7)%
Aerospace & Defense – (2.4)%
Axon Enterprise, Inc.*	(64)	(4,690)
Boeing Co. (The)	(11)	(3,583)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
BWX Technologies, Inc.	(69)	$(4,284)
HEICO Corp.	(35)	(3,995)
Teledyne Technologies, Inc.*	(13)	(4,505)
TransDigm Group, Inc.	(8)	(4,480)
		(25,537)
Automobiles – (0.6)%
Tesla, Inc.*	(14)	(5,857)
Banks – (0.4)%
First Financial Backshares, Inc.	(130)	(4,563)
Beverages – (1.8)%
Boston Beer Co., Inc. (The), Class A*	(12)	(4,534)
Brown-Forman Corp., Class B	(69)	(4,664)
Coca-Cola Co. (The)	(87)	(4,816)
Monster Beverage Corp.*	(84)	(5,338)
		(19,352)
Biotechnology – (5.4)%
ACADIA Pharmaceuticals, Inc.*	(97)	(4,150)
Agios Pharmaceuticals, Inc.*	(93)	(4,441)
Alnylam Pharmaceuticals, Inc.*	(38)	(4,376)
Blueprint Medicines Corp.*	(57)	(4,566)
Exact Sciences Corp.*	(56)	(5,179)
FibroGen, Inc.*	(91)	(3,903)
Immunomedics, Inc.*	(255)	(5,396)
Medicines Co. (The)*	(54)	(4,587)
Moderna, Inc.*	(217)	(4,244)
Neurocrine Biosciences, Inc.*	(41)	(4,407)
Sage Therapeutics, Inc.*	(25)	(1,805)
Sarepta Therapeutics, Inc.*	(39)	(5,032)
Seattle Genetics, Inc.*	(37)	(4,228)
		(56,314)
Building Products – (1.8)%
Allegion plc	(44)	(5,480)
Armstrong World Industries, Inc.	(48)	(4,511)
Lennox International, Inc.	(19)	(4,635)
Trex Co., Inc.*	(47)	(4,224)
		(18,850)
Capital Markets – (6.6)%
Blackstone Group, Inc. (The), Class A	(83)	(4,643)
Cboe Global Markets, Inc.	(39)	(4,680)
Charles Schwab Corp. (The)	(91)	(4,328)
CME Group, Inc.	(19)	(3,814)
Eaton Vance Corp.	(94)	(4,389)
FactSet Research Systems, Inc.	(15)	(4,024)
Interactive Brokers Group, Inc., Class A	(88)	(4,103)
Intercontinental Exchange, Inc.	(44)	(4,072)
LPL Financial Holdings, Inc.	(49)	(4,520)
MarketAxess Holdings, Inc.	(10)	(3,791)
Moody’s Corp.	(23)	(5,460)
Morningstar, Inc.	(25)	(3,783)
MSCI, Inc.	(19)	(4,905)
Nasdaq, Inc.	(41)	(4,391)
S&P Global, Inc.	(16)	(4,369)
SEI Investments Co.	(70)	(4,584)
		(69,856)

Investments	Number of Shares	Value
Chemicals – (2.9)%
Air Products & Chemicals, Inc.	(18)	$(4,230)
Ecolab, Inc.	(23)	(4,439)
FMC Corp.	(46)	(4,592)
NewMarket Corp.	(9)	(4,379)
RPM International, Inc.	(60)	(4,605)
Scotts Miracle-Gro Co. (The)	(38)	(4,035)
Sherwin-Williams Co. (The)	(8)	(4,668)
		(30,948)
Commercial Services & Supplies – (1.6)%
Cintas Corp.	(15)	(4,036)
Copart, Inc.*	(50)	(4,547)
IAA, Inc.*	(83)	(3,906)
Rollins, Inc.	(120)	(3,979)
		(16,468)
Construction Materials – (0.4)%
Vulcan Materials Co.	(29)	(4,176)
Consumer Finance – (0.8)%
American Express Co.	(34)	(4,233)
FirstCash, Inc.	(46)	(3,709)
		(7,942)
Containers & Packaging – (0.4)%
Ball Corp.	(69)	(4,462)
Distributors – (0.5)%
Pool Corp.	(24)	(5,097)
Diversified Consumer Services – (1.1)%
Bright Horizons Family Solutions, Inc.*	(25)	(3,757)
Chegg, Inc.*	(115)	(4,360)
frontdoor, Inc.*	(80)	(3,794)
		(11,911)
Electric Utilities – (0.8)%
Alliant Energy Corp.	(78)	(4,268)
NextEra Energy, Inc.	(19)	(4,601)
		(8,869)
Electrical Equipment – (0.4)%
Rockwell Automation, Inc.	(23)	(4,661)
Energy Equipment & Services – (1.3)%
Apergy Corp.*	(175)	(5,911)
Core Laboratories NV	(90)	(3,390)
National Oilwell Varco, Inc.	(170)	(4,259)
		(13,560)
Entertainment – (1.6)%
Live Nation Entertainment, Inc.*	(71)	(5,074)
Madison Square Garden Co. (The), Class A*	(15)	(4,413)
Netflix, Inc.*	(12)	(3,883)
Roku, Inc.*	(28)	(3,749)
		(17,119)
Equity Real Estate Investment Trusts (REITs) – (6.8)%
American Tower Corp.	(20)	(4,596)
Americold Realty Trust	(120)	(4,207)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Apartment Investment & Management Co., Class A	(80)	$(4,132)
CoreSite Realty Corp.	(37)	(4,149)
Crown Castle International Corp.	(28)	(3,980)
EastGroup Properties, Inc.	(33)	(4,378)
Equinix, Inc.	(7)	(4,086)
Equity LifeStyle Properties, Inc.	(70)	(4,927)
Equity Residential	(48)	(3,884)
Essex Property Trust, Inc.	(13)	(3,911)
Extra Space Storage, Inc.	(40)	(4,225)
Federal Realty Investment Trust	(33)	(4,248)
Prologis, Inc.	(49)	(4,368)
Public Storage	(18)	(3,833)
SBA Communications Corp.	(19)	(4,579)
Sun Communities, Inc.	(27)	(4,053)
UDR, Inc.	(85)	(3,970)
		(71,526)
Food & Staples Retailing – (0.4)%
Costco Wholesale Corp.	(15)	(4,409)
Food Products – (0.8)%
Hershey Co. (The)	(26)	(3,822)
McCormick & Co., Inc. (Non-Voting)	(25)	(4,243)
		(8,065)
Gas Utilities – (0.8)%
New Jersey Resources Corp.	(105)	(4,680)
ONE Gas, Inc.	(44)	(4,117)
		(8,797)
Health Care Equipment & Supplies – (3.0)%
DexCom, Inc.*	(20)	(4,375)
Edwards Lifesciences Corp.*	(18)	(4,199)
Haemonetics Corp.*	(31)	(3,562)
IDEXX Laboratories, Inc.*	(18)	(4,700)
Insulet Corp.*	(27)	(4,623)
Intuitive Surgical, Inc.*	(9)	(5,320)
Penumbra, Inc.*	(30)	(4,928)
		(31,707)
Health Care Providers & Services – (0.4)%
Guardant Health, Inc.*	(60)	(4,688)
Health Care Technology – (0.4)%
Veeva Systems, Inc., Class A*	(28)	(3,939)
Hotels, Restaurants & Leisure – (3.8)%
Chipotle Mexican Grill, Inc.*	(5)	(4,185)
Domino’s Pizza, Inc.	(17)	(4,994)
Dunkin’ Brands Group, Inc.	(58)	(4,381)
Hilton Worldwide Holdings, Inc.	(48)	(5,324)
McDonald’s Corp.	(19)	(3,755)
Planet Fitness, Inc., Class A*	(56)	(4,182)
Starbucks Corp.	(53)	(4,660)
Wendy’s Co. (The)	(185)	(4,109)
Yum! Brands, Inc.	(42)	(4,231)
		(39,821)

Investments	Number of Shares	Value
Household Products – (0.9)%
Clorox Co. (The)	(31)	$(4,760)
Colgate-Palmolive Co.	(62)	(4,268)
		(9,028)
Industrial Conglomerates – (0.4)%
Roper Technologies, Inc.	(12)	(4,251)
Insurance – (5.3)%
Aon plc	(24)	(4,999)
Arthur J Gallagher & Co.	(51)	(4,857)
Brown & Brown, Inc.	(136)	(5,369)
Cincinnati Financial Corp.	(44)	(4,626)
Enstar Group Ltd.*	(22)	(4,551)
Erie Indemnity Co., Class A	(26)	(4,316)
Markel Corp.*	(4)	(4,573)
Marsh & McLennan Cos., Inc.	(41)	(4,568)
Primerica, Inc.	(34)	(4,439)
RLI Corp.	(50)	(4,501)
White Mountains Insurance Group Ltd.	(4)	(4,462)
WR Berkley Corp.	(69)	(4,768)
		(56,029)
Interactive Media & Services – (1.3)%
IAC/InterActiveCorp*	(16)	(3,986)
Snap, Inc., Class A*	(258)	(4,213)
Zillow Group, Inc., Class C*	(114)	(5,237)
		(13,436)
Internet & Direct Marketing Retail – (1.4)%
Amazon.com, Inc.*	(3)	(5,543)
Etsy, Inc.*	(103)	(4,563)
Wayfair, Inc., Class A*	(53)	(4,790)
		(14,896)
IT Services – (2.4)%
Gartner, Inc.*	(28)	(4,315)
Mastercard, Inc., Class A	(17)	(5,076)
MongoDB, Inc.*	(30)	(3,948)
Okta, Inc.*	(38)	(4,384)
Square, Inc., Class A*	(58)	(3,629)
VeriSign, Inc.*	(22)	(4,239)
		(25,591)
Leisure Products – (0.5)%
Mattel, Inc.*	(348)	(4,715)
Life Sciences Tools & Services – (0.4)%
Illumina, Inc.*	(14)	(4,644)
Machinery – (1.9)%
Donaldson Co., Inc.	(91)	(5,244)
Graco, Inc.	(91)	(4,732)
IDEX Corp.	(28)	(4,816)
Toro Co. (The)	(69)	(5,497)
		(20,289)
Media – (0.9)%
Cable One, Inc.	(3)	(4,466)
New York Times Co. (The), Class A	(143)	(4,600)
		(9,066)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Metals & Mining – (0.4)%
Royal Gold, Inc.	(31)	$(3,790)
Multiline Retail – (0.5)%
Ollie’s Bargain Outlet Holdings, Inc.*	(74)	(4,833)
Multi-Utilities – (1.4)%
CMS Energy Corp.	(76)	(4,776)
DTE Energy Co.	(36)	(4,675)
WEC Energy Group, Inc.	(53)	(4,888)
		(14,339)
Oil, Gas & Consumable Fuels – (2.3)%
Cheniere Energy, Inc.*	(81)	(4,947)
Concho Resources, Inc.	(62)	(5,429)
Hess Corp.	(65)	(4,343)
ONEOK, Inc.	(57)	(4,313)
Targa Resources Corp.	(123)	(5,022)
		(24,054)
Personal Products – (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(21)	(4,337)
Professional Services – (1.6)%
CoStar Group, Inc.*	(8)	(4,786)
Equifax, Inc.	(28)	(3,923)
TransUnion	(49)	(4,195)
Verisk Analytics, Inc.	(25)	(3,734)
		(16,638)
Road & Rail – (0.8)%
Lyft, Inc., Class A*	(92)	(3,958)
Uber Technologies, Inc.*	(152)	(4,520)
		(8,478)
Semiconductors & Semiconductor Equipment – (0.9)%
Advanced Micro Devices, Inc.*	(114)	(5,228)
Universal Display Corp.	(20)	(4,121)
		(9,349)
Software – (10.1)%
Adobe, Inc.*	(14)	(4,617)
Anaplan, Inc.*	(84)	(4,402)
Aspen Technology, Inc.*	(38)	(4,595)
Autodesk, Inc.*	(25)	(4,587)
Coupa Software, Inc.*	(29)	(4,241)
DocuSign, Inc.*	(63)	(4,669)
Fair Isaac Corp.*	(12)	(4,496)
Guidewire Software, Inc.*	(43)	(4,720)
HubSpot, Inc.*	(30)	(4,755)
Intuit, Inc.	(14)	(3,667)
Manhattan Associates, Inc.*	(50)	(3,988)
New Relic, Inc.*	(71)	(4,665)
Nutanix, Inc., Class A*	(126)	(3,939)
Paycom Software, Inc.*	(16)	(4,236)
Pegasystems, Inc.	(59)	(4,699)
Investments	Number of Shares	Value
Proofpoint, Inc.*	(38)	$(4,362)
RingCentral, Inc., Class A*	(29)	(4,891)
salesforce.com, Inc.*	(26)	(4,229)
ServiceNow, Inc.*	(16)	(4,517)
Splunk, Inc.*	(30)	(4,493)
Tyler Technologies, Inc.*	(16)	(4,800)
Workday, Inc., Class A*	(24)	(3,947)
Zendesk, Inc.*	(60)	(4,598)
Zscaler, Inc.*	(87)	(4,046)
		(106,159)
Specialty Retail – (0.9)%
Carvana Co.*	(48)	(4,418)
Five Below, Inc.*	(39)	(4,987)
		(9,405)
Textiles, Apparel & Luxury Goods – (1.4)%
Lululemon Athletica, Inc.*	(20)	(4,633)
NIKE, Inc., Class B	(48)	(4,863)
VF Corp.	(50)	(4,983)
		(14,479)
Trading Companies & Distributors – (0.5)%
SiteOne Landscape Supply, Inc.*	(52)	(4,714)
Water Utilities – (0.9)%
American Water Works Co., Inc.	(38)	(4,668)
Aqua America, Inc.	(109)	(5,117)
		(9,785)
Total Common Stocks (Proceeds $(704,871))		(890,799)
Total Short Positions (Proceeds $(704,871))		(890,799)
Total Investments – 7.2% (Cost $222,736)		76,174
Other Assets Less Liabilities – 92.8%		975,284
Net Assets – 100.0%		$1,051,458

*
Non-income producing security.

(a)
All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of  $487,468.

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$148,136
Aggregate gross unrealized depreciation	(297,496)
Net unrealized depreciation	$(149,360)
Federal income tax cost of investments (including derivative contracts, if any)	$229,222

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)
OTC Total return swap contracts outstanding as of December 31, 2019
Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged	Net Amount(5)
116,523 USD	9/30/2021	Morgan Stanley	2.16%	Monthly	Dow Jones U.S. Relative Value Total Return Index(6)	$11,577	$—	$11,577
(135,297) USD	9/30/2021	Morgan Stanley	(1.36)%	Monthly	Dow Jones U.S. Short Relative Value Total Return Index(7)	(7,889)	—	(7,889)
						$3,688		$3,688
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)
Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)
The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources

(4)
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.

(5)
Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)
The Dow Jones U.S. Relative Value Total Return Index (DJLSVT) is designed to measure the performance of 200 companies ranked as undervalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.

(7)
The Dow Jones U.S. Short Relative Value Total Return Index (DJSSVT) is designed to measure the performance of 200 companies ranked as overvalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.

Abbreviations
USD	US Dollar
See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Long Positions – 91.1%
Common Stocks – 91.1%
Aerospace & Defense – 3.0%
Axon Enterprise, Inc.*(a)	6,834	$500,796
HEICO Corp.(a)	3,876	442,445
Hexcel Corp.(a)	6,324	463,612
L3Harris Technologies, Inc.	2,550	504,569
Lockheed Martin Corp.	1,326	516,318
Northrop Grumman Corp.	1,428	491,189
United Technologies Corp.	3,468	519,368
		3,438,297
Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.(a)	6,630	518,466
Beverages – 0.9%
Boston Beer Co., Inc. (The), Class A*	1,326	501,029
Coca-Cola Co. (The)	9,588	530,696
		1,031,725
Biotechnology – 0.8%
Neurocrine Biosciences, Inc.*	4,386	471,451
United Therapeutics Corp.*	5,508	485,145
		956,596
Building Products — 1.3%
Johnson Controls International plc	11,832	481,680
Lennox International, Inc.	1,938	472,814
Owens Corning	7,548	491,526
		1,446,020
Capital Markets — 2.2%
Cboe Global Markets, Inc.(a)	4,284	514,080
CME Group, Inc.(a)	2,550	511,836
Federated Investors, Inc., Class B(a)	15,096	491,978
MarketAxess Holdings, Inc.	1,224	464,031
Morningstar, Inc.	3,264	493,876
		2,475,801
Chemicals – 2.3%
CF Industries Holdings, Inc.(a)	11,118	530,773
DuPont de Nemours, Inc.(a)	7,854	504,227
NewMarket Corp.	1,020	496,250
Valvoline, Inc.	22,338	478,257
WR Grace & Co.(a)	7,650	534,353
		2,543,860
Commercial Services & Supplies – 1.8%
Cintas Corp.(a)	1,938	521,477
Copart, Inc.*(a)	5,712	519,449
Republic Services, Inc.	5,814	521,109
Waste Management, Inc.	4,488	511,453
		2,073,488
Communications Equipment – 0.9%
Juniper Networks, Inc.	20,298	499,940
Motorola Solutions, Inc.	3,060	493,088
		993,028
Containers & Packaging – 1.4%
Ball Corp.(a)	7,752	501,322
Investments	Number of Shares	Value
Sealed Air Corp.	13,566	$540,334
Sonoco Products Co.	8,466	522,521
		1,564,177
Diversified Consumer Services – 1.8%
frontdoor, Inc.*(a)	11,220	532,052
Graham Holdings Co., Class B(a)	816	521,416
H&R Block, Inc.(a)	20,808	488,572
ServiceMaster Global Holdings, Inc.*	12,954	500,802
		2,042,842
Diversified Telecommunication Services – 0.5%
Verizon Communications, Inc.	8,466	519,812
Electric Utilities – 2.3%
Avangrid, Inc.(a)	10,404	532,269
Duke Energy Corp.(a)	5,814	530,295
Evergy, Inc.(a)	8,058	524,495
IDACORP, Inc.	4,794	511,999
Pinnacle West Capital Corp.	5,814	522,853
		2,621,911
Electronic Equipment, Instruments & Components – 1.4%
Dolby Laboratories, Inc., Class A(a)	7,344	505,267
FLIR Systems, Inc.(a)	9,588	499,247
Jabil, Inc.	13,056	539,605
		1,544,119
Entertainment – 2.3%
Activision Blizzard, Inc.(a)	9,282	551,536
Cinemark Holdings, Inc.(a)	14,994	507,547
Electronic Arts, Inc.*(a)	4,998	537,335
Madison Square Garden Co. (The), Class A*	1,836	540,133
Take-Two Interactive Software, Inc.*	4,182	512,002
		2,648,553
Equity Real Estate Investment Trusts (REITs) – 8.0%
American Tower Corp.(a)	2,346	539,158
CubeSmart(a)	16,626	523,386
Equity LifeStyle Properties, Inc.(a)	6,936	488,225
Extra Space Storage, Inc.(a)	4,794	506,342
Healthcare Realty Trust, Inc.(a)	15,198	507,157
Healthcare Trust of America, Inc., Class A(a)	16,728	506,524
Healthpeak Properties, Inc.	14,484	499,263
Life Storage, Inc.	4,692	508,050
National Health Investors, Inc.	6,222	506,969
National Retail Properties, Inc.	9,078	486,762
Omega Healthcare Investors, Inc.	12,036	509,725
Public Storage	2,448	521,326
Realty Income Corp.	6,630	488,167
STORE Capital Corp.	12,546	467,213
Sun Communities, Inc.	3,060	459,306
Ventas, Inc.	8,670	500,606
Welltower, Inc.	6,018	492,152
WP Carey, Inc.	6,018	481,681
		8,992,012
Food & Staples Retailing – 0.4%
Sprouts Farmers Market, Inc.*	25,908	501,320

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Food Products – 3.2%
Bunge Ltd.(a)	9,588	$551,789
Flowers Foods, Inc.(a)	23,664	514,455
Hershey Co. (The)(a)	3,468	509,727
Hormel Foods Corp.(a)	11,322	510,735
JM Smucker Co. (The)	4,896	509,821
Lamb Weston Holdings, Inc.	6,120	526,504
Lancaster Colony Corp.	3,264	522,566
		3,645,597
Gas Utilities – 0.9%
Atmos Energy Corp.(a)	4,794	536,257
Southwest Gas Holdings, Inc.	6,732	511,430
		1,047,687
Health Care Equipment & Supplies – 4.1%
Baxter International, Inc.(a)	6,222	520,284
DENTSPLY SIRONA, Inc.	9,078	513,724
Globus Medical, Inc., Class A*(a)	9,078	534,513
ICU Medical, Inc.*	2,754	515,328
Insulet Corp.*	2,754	471,485
LivaNova plc*	6,120	461,632
Medtronic plc	4,590	520,735
NuVasive, Inc.*	7,038	544,319
ResMed, Inc.	3,366	521,629
		4,603,649
Health Care Providers & Services – 1.8%
Anthem, Inc.(a)	1,734	523,720
Chemed Corp.(a)	1,224	537,654
Laboratory Corp. of America Holdings*	2,958	500,405
Quest Diagnostics, Inc.(a)	4,794	511,951
		2,073,730
Hotels, Restaurants & Leisure – 2.7%
Cracker Barrel Old Country Store, Inc.(a)	3,366	517,489
Darden Restaurants, Inc.(a)	4,284	466,999
Dunkin’ Brands Group, Inc.(a)	6,732	508,535
McDonald’s Corp.	2,652	524,062
Wendy’s Co. (The)	23,664	525,577
Yum! Brands, Inc.	5,100	513,723
		3,056,385
Household Durables – 2.6%
DR Horton, Inc.(a)	9,180	484,245
Helen of Troy Ltd.*(a)	3,162	568,496
Lennar Corp., Class A	8,568	478,009
NVR, Inc.*	102	388,458
PulteGroup, Inc.	12,852	498,658
Toll Brothers, Inc.	12,546	495,692
		2,913,558
Industrial Conglomerates – 1.4%
Carlisle Cos., Inc.(a)	3,264	528,246
Honeywell International, Inc.(a)	2,856	505,512
Roper Technologies, Inc.	1,428	505,840
		1,539,598
Insurance – 8.2%
Alleghany Corp.*	612	489,337
Arch Capital Group Ltd.*(a)	12,138	520,599
Investments	Number of Shares	Value
Arthur J Gallagher & Co.(a)	5,508	$524,527
Assured Guaranty Ltd.(a)	10,302	505,004
Axis Capital Holdings Ltd.(a)	8,670	515,345
Brown & Brown, Inc.(a)	13,464	531,559
Chubb Ltd.(a)	3,366	523,951
Erie Indemnity Co., Class A(a)	2,958	491,028
Everest Re Group Ltd.	1,938	536,516
Fidelity National Financial, Inc.(a)	10,710	485,698
First American Financial Corp.(a)	8,058	469,942
Hanover Insurance Group, Inc. (The)	3,774	515,793
Hartford Financial Services Group, Inc. (The)(a)	8,262	502,082
Old Republic International Corp.	22,440	501,983
RenaissanceRe Holdings Ltd.	2,652	519,845
RLI Corp.	5,508	495,830
White Mountains Insurance Group Ltd.	510	568,910
WR Berkley Corp.	7,446	514,519
		9,212,468
Interactive Media & Services – 1.0%
IAC/InterActiveCorp*	2,346	584,412
Match Group, Inc.*	7,242	594,641
		1,179,053
IT Services – 8.2%
Akamai Technologies, Inc.*(a)	5,916	511,024
Amdocs Ltd.(a)	7,344	530,163
Automatic Data Processing, Inc.(a)	2,958	504,339
Black Knight, Inc.*(a)	8,058	519,580
Booz Allen Hamilton Holding Corp.(a)	7,038	500,613
Broadridge Financial Solutions, Inc.(a)	4,182	516,644
CACI International, Inc., Class A*(a)	2,142	535,479
CoreLogic, Inc.*(a)	12,342	539,469
Euronet Worldwide, Inc.*(a)	3,264	514,276
Fidelity National Information Services, Inc.(a)	3,672	510,738
Fiserv, Inc.*(a)	4,386	507,153
FleetCor Technologies, Inc.*(a)	1,632	469,559
Genpact Ltd.(a)	12,546	529,065
GoDaddy, Inc., Class A*(a)	7,650	519,588
Jack Henry & Associates, Inc.	3,366	490,325
MAXIMUS, Inc.	6,834	508,381
Paychex, Inc.	5,916	503,215
Western Union Co. (The)	18,870	505,339
		9,214,950
Life Sciences Tools & Services – 0.5%
Waters Corp.*	2,244	524,311
Machinery – 0.9%
Graco, Inc.(a)	10,506	546,312
Ingersoll-Rand plc	3,876	515,198
		1,061,510
Metals & Mining – 1.0%
Newmont Goldcorp Corp.	13,362	580,579
Royal Gold, Inc.	4,386	536,188
		1,116,767
Mortgage Real Estate Investment Trusts (REITs) – 3.7%
AGNC Investment Corp.(a)	29,580	522,974

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Annaly Capital Management, Inc.	55,182	$519,814
Blackstone Mortgage Trust, Inc., Class A(a)	13,974	520,112
Chimera Investment Corp.(a)	25,092	515,892
MFA Financial, Inc.	66,708	510,316
New Residential Investment Corp.	32,844	529,117
Starwood Property Trust, Inc.	20,910	519,823
Two Harbors Investment Corp.	35,190	514,478
		4,152,526
Multiline Retail – 0.9%
Dollar Tree, Inc.*(a)	5,508	518,027
Target Corp.	4,080	523,097
		1,041,124
Multi-Utilities – 0.9%
Dominion Energy, Inc.(a)	6,120	506,858
WEC Energy Group, Inc.	5,712	526,818
		1,033,676
Oil, Gas & Consumable Fuels – 3.8%
Cabot Oil & Gas Corp.(a)	31,926	555,832
Cheniere Energy, Inc.*	8,364	510,789
ConocoPhillips(a)	8,568	557,177
Kinder Morgan, Inc.	26,112	552,791
Occidental Petroleum Corp.	13,158	542,241
ONEOK, Inc.	7,140	540,284
Valero Energy Corp.	5,304	496,719
Williams Cos., Inc. (The)	22,644	537,116
		4,292,949
Pharmaceuticals – 2.9%
Bristol-Myers Squibb Co.(a)	8,976	576,169
Elanco Animal Health, Inc.*(a)	18,462	543,706
Eli Lilly & Co.	4,386	576,452
Horizon Therapeutics plc*(a)	15,504	561,245
Johnson & Johnson	3,672	535,635
Merck & Co., Inc.	5,814	528,783
		3,321,990
Professional Services – 1.4%
FTI Consulting, Inc.*(a)	4,692	519,217
IHS Markit Ltd.*	7,038	530,313
Verisk Analytics, Inc.	3,468	517,911
		1,567,441
Road & Rail – 0.9%
AMERCO	1,428	536,671
JB Hunt Transport Services, Inc.	4,386	512,197
		1,048,868
Semiconductors & Semiconductor Equipment – 1.0%
Cirrus Logic, Inc.*(a)	7,140	588,408
QUALCOMM, Inc.	6,018	530,968
		1,119,376
Software – 3.2%
CDK Global, Inc.(a)	9,486	518,694
Citrix Systems, Inc.(a)	4,590	509,031
LogMeIn, Inc.	6,528	559,711
Nuance Communications, Inc.*	28,764	512,862
Oracle Corp.	9,078	480,952
Investments	Number of Shares	Value
Palo Alto Networks, Inc.*	2,244	$518,925
Tyler Technologies, Inc.*	1,734	520,235
		3,620,410
Specialty Retail – 2.2%
AutoNation, Inc.*(a)	9,894	481,145
AutoZone, Inc.*(a)	408	486,054
Murphy USA, Inc.*	4,284	501,228
O’Reilly Automotive, Inc.*	1,122	491,728
Williams-Sonoma, Inc.	7,242	531,853
		2,492,008
Textiles, Apparel & Luxury Goods – 0.5%
Columbia Sportswear Co.(a)	5,508	551,847
Trading Companies & Distributors – 0.9%
HD Supply Holdings, Inc.*(a)	12,750	512,805
Watsco, Inc.	2,856	514,508
		1,027,313
Water Utilities – 0.5%
Aqua America, Inc.	11,526	541,030
Total Common Stocks (Cost $98,024,092)		102,911,848
Total Long Positions (Cost $98,024,092)		102,911,848
Short Positions – (94.2)%
Common Stocks – (94.2)%
Aerospace & Defense – (0.5)%
Arconic, Inc.	(16,524)	(508,443)
Air Freight & Logistics – (0.4)%
FedEx Corp.	(3,162)	(478,126)
Airlines – (0.5)%
American Airlines Group, Inc.	(17,748)	(509,013)
Auto Components – (1.4)%
Aptiv plc	(5,508)	(523,095)
BorgWarner, Inc.	(12,138)	(526,547)
Lear Corp.	(4,182)	(573,770)
		(1,623,412)
Automobiles – (1.0)%
Harley-Davidson, Inc.	(13,974)	(519,693)
Thor Industries, Inc.	(8,058)	(598,629)
		(1,118,322)
Banks – (5.7)%
Bank of America Corp.	(15,402)	(542,458)
Bank OZK	(17,136)	(522,734)
CIT Group, Inc.	(11,220)	(511,969)
Citigroup, Inc.	(6,834)	(545,968)
Citizens Financial Group, Inc.	(13,362)	(542,631)
East West Bancorp, Inc.	(11,220)	(546,414)
Hancock Whitney Corp.	(12,546)	(550,518)
PacWest Bancorp	(13,668)	(523,074)
Sterling Bancorp	(24,990)	(526,789)
SVB Financial Group*	(2,244)	(563,334)
TCF Financial Corp.	(12,036)	(563,285)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Western Alliance Bancorp	(9,792)	$(558,144)
		(6,497,318)
Beverages – (1.4)%
Constellation Brands, Inc., Class A	(2,754)	(522,572)
Molson Coors Brewing Co., Class B	(10,200)	(549,780)
Monster Beverage Corp.*	(8,568)	(544,496)
		(1,616,848)
Biotechnology – (4.6)%
Agios Pharmaceuticals, Inc.*	(13,056)	(623,424)
Alexion Pharmaceuticals, Inc.*	(4,488)	(485,377)
Alnylam Pharmaceuticals, Inc.*	(4,386)	(505,136)
Bluebird Bio, Inc.*	(6,222)	(545,980)
Blueprint Medicines Corp.*	(6,528)	(522,958)
Exact Sciences Corp.*	(6,426)	(594,276)
Sage Therapeutics, Inc.*	(3,366)	(242,992)
Sarepta Therapeutics, Inc.*	(4,590)	(592,294)
Seattle Genetics, Inc.*	(4,284)	(489,490)
Ultragenyx Pharmaceutical, Inc.*	(12,954)	(553,265)
		(5,155,192)
Capital Markets – (4.1)%
Affiliated Managers Group, Inc.	(6,018)	(509,965)
Ameriprise Financial, Inc.	(3,162)	(526,726)
E*TRADE Financial Corp.	(11,628)	(527,562)
Eaton Vance Corp.	(10,914)	(509,575)
Evercore, Inc., Class A	(6,630)	(495,659)
Franklin Resources, Inc.	(18,666)	(484,943)
Lazard Ltd., Class A	(13,362)	(533,945)
Northern Trust Corp.	(4,794)	(509,315)
Stifel Financial Corp.	(8,160)	(494,904)
		(4,592,594)
Chemicals – (2.3)%
Cabot Corp.	(11,016)	(523,480)
Eastman Chemical Co.	(6,528)	(517,409)
Huntsman Corp.	(22,440)	(542,151)
Ingevity Corp.*	(5,610)	(490,202)
Olin Corp.	(29,376)	(506,736)
		(2,579,978)
Commercial Services & Supplies – (0.4)%
Brink’s Co. (The)	(5,508)	(499,465)
Communications Equipment – (1.5)%
Arista Networks, Inc.*	(2,652)	(539,417)
Ciena Corp.*	(13,566)	(579,132)
Lumentum Holdings, Inc.*	(6,936)	(550,025)
		(1,668,574)
Construction & Engineering – (0.9)%
Fluor Corp.	(29,580)	(558,470)
Quanta Services, Inc.	(12,342)	(502,443)
		(1,060,913)
Consumer Finance – (1.4)%
Capital One Financial Corp.	(5,202)	(535,338)
Discover Financial Services	(6,120)	(519,098)
Navient Corp.	(36,006)	(492,562)
		(1,546,998)

Investments	Number of Shares	Value
Containers & Packaging – (0.5)%
Westrock Co.	(12,750)	$(547,103)
Diversified Financial Services – (0.9)%
AXA Equitable Holdings, Inc.	(20,808)	(515,622)
Jefferies Financial Group, Inc.	(24,378)	(520,958)
		(1,036,580)
Electric Utilities – (0.5)%
PPL Corp.	(14,994)	(537,985)
Electrical Equipment – (1.4)%
Acuity Brands, Inc.	(3,876)	(534,888)
EnerSys	(7,242)	(541,919)
Generac Holdings, Inc.*	(5,304)	(533,529)
		(1,610,336)
Electronic Equipment, Instruments & Components – (2.4)%
Belden, Inc.	(9,384)	(516,120)
Cognex Corp.	(10,200)	(571,608)
Coherent, Inc.*	(3,366)	(559,934)
IPG Photonics Corp.*	(3,570)	(517,364)
Zebra Technologies Corp., Class A*	(2,040)	(521,098)
		(2,686,124)
Energy Equipment & Services – (1.6)%
Core Laboratories NV	(11,832)	(445,711)
Patterson-UTI Energy, Inc.	(58,140)	(610,470)
Transocean Ltd.*	(104,346)	(717,901)
		(1,774,082)
Entertainment – (0.5)%
Netflix, Inc.*	(1,632)	(528,066)
Equity Real Estate Investment Trusts (REITs) – (7.0)%
Boston Properties, Inc.	(3,672)	(506,222)
Brixmor Property Group, Inc.	(23,154)	(500,358)
Colony Capital, Inc.	(106,182)	(504,364)
Host Hotels & Resorts, Inc.	(29,376)	(544,925)
Lamar Advertising Co., Class A	(6,120)	(546,271)
Macerich Co. (The)	(18,972)	(510,726)
Outfront Media, Inc.	(20,502)	(549,864)
Park Hotels & Resorts, Inc.	(21,726)	(562,052)
Pebblebrook Hotel Trust	(19,584)	(525,047)
PotlatchDeltic Corp.	(11,730)	(507,557)
Rayonier, Inc.	(16,728)	(548,009)
RLJ Lodging Trust	(29,988)	(531,387)
SL Green Realty Corp.	(6,018)	(552,934)
Taubman Centers, Inc.	(15,810)	(491,533)
Weyerhaeuser Co.	(17,340)	(523,668)
		(7,904,917)
Food & Staples Retailing – (0.5)%
Walgreens Boots Alliance, Inc.	(8,670)	(511,183)
Food Products – (1.5)%
Conagra Brands, Inc.	(17,646)	(604,199)
Darling Ingredients, Inc.*	(21,726)	(610,066)
Post Holdings, Inc.*	(4,896)	(534,154)
		(1,748,419)
Gas Utilities – (1.4)%
New Jersey Resources Corp.	(12,036)	(536,444)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
South Jersey Industries, Inc.	(16,524)	$(544,962)
Spire, Inc.	(6,630)	(552,345)
		(1,633,751)
Health Care Equipment & Supplies – (0.9)%
ABIOMED, Inc.*	(2,652)	(452,405)
Intuitive Surgical, Inc.*	(918)	(542,676)
		(995,081)
Health Care Providers & Services – (2.0)%
Acadia Healthcare Co., Inc.*	(15,912)	(528,597)
DaVita, Inc.*	(7,140)	(535,714)
HealthEquity, Inc.*	(8,262)	(611,967)
Tenet Healthcare Corp.*	(15,810)	(601,254)
		(2,277,532)
Health Care Technology – (0.4)%
Teladoc Health, Inc.*	(6,018)	(503,827)
Hotels, Restaurants & Leisure – (2.4)%
Hilton Grand Vacations, Inc.*	(14,790)	(508,628)
Las Vegas Sands Corp.	(8,160)	(563,366)
Marriott Vacations Worldwide Corp.	(4,080)	(525,341)
MGM Resorts International	(16,014)	(532,786)
Wynn Resorts Ltd.	(4,284)	(594,919)
		(2,725,040)
Independent Power and Renewable Electricity Producers – (1.3)%
AES Corp.	(27,336)	(543,987)
NRG Energy, Inc.	(13,056)	(518,976)
Vistra Energy Corp.	(19,584)	(450,236)
		(1,513,199)
Insurance – (2.2)%
Brighthouse Financial, Inc.*	(12,444)	(488,178)
Lincoln National Corp.	(8,670)	(511,617)
Principal Financial Group, Inc.	(9,384)	(516,120)
Prudential Financial, Inc.	(5,508)	(516,320)
Unum Group	(16,626)	(484,814)
		(2,517,049)
Interactive Media & Services – (1.5)%
Snap, Inc., Class A*	(33,660)	(549,668)
TripAdvisor, Inc.	(18,054)	(548,480)
Zillow Group, Inc., Class C*	(13,158)	(604,479)
		(1,702,627)
Internet & Direct Marketing Retail – (1.9)%
Amazon.com, Inc.*	(306)	(565,439)
Etsy, Inc.*	(11,730)	(519,639)
Qurate Retail, Inc., Series A*	(55,080)	(464,324)
Wayfair, Inc., Class A*	(6,018)	(543,847)
		(2,093,249)
IT Services – (2.6)%
DXC Technology Co.	(13,872)	(521,449)
KBR, Inc.	(17,136)	(522,648)
MongoDB, Inc.*	(3,468)	(456,423)
Okta, Inc.*	(3,876)	(447,174)
Square, Inc., Class A*	(7,446)	(465,822)
Investments	Number of Shares	Value
Twilio, Inc., Class A*	(4,998)	$(491,203)
		(2,904,719)
Leisure Products – (1.0)%
Mattel, Inc.*	(43,656)	(591,539)
Polaris, Inc.	(5,202)	(529,043)
		(1,120,582)
Life Sciences Tools & Services – (1.4)%
Illumina, Inc.*	(1,632)	(541,400)
PRA Health Sciences, Inc.*	(4,692)	(521,516)
Syneos Health, Inc.*	(9,384)	(558,113)
		(1,621,029)
Machinery – (5.2)%
Caterpillar, Inc.	(3,570)	(527,218)
Colfax Corp.*	(15,198)	(552,903)
Donaldson Co., Inc.	(9,180)	(528,952)
Flowserve Corp.	(10,608)	(527,960)
Kennametal, Inc.	(14,790)	(545,603)
Oshkosh Corp.	(5,610)	(530,986)
Parker-Hannifin Corp.	(2,550)	(524,841)
Stanley Black & Decker, Inc.	(3,264)	(540,975)
Terex Corp.	(18,258)	(543,723)
Timken Co. (The)	(9,792)	(551,388)
Westinghouse Air Brake Technologies Corp.	(6,630)	(515,814)
		(5,890,363)
Media – (2.0)%
DISH Network Corp., Class A*	(15,198)	(539,073)
Liberty Broadband Corp., Class C*	(4,284)	(538,713)
Liberty Latin America Ltd., Class C*	(29,274)	(569,672)
Nexstar Media Group, Inc., Class A	(4,794)	(562,097)
		(2,209,555)
Metals & Mining – (1.9)%
Alcoa Corp.*	(25,398)	(546,311)
Allegheny Technologies, Inc.*	(22,440)	(463,610)
Carpenter Technology Corp.	(9,792)	(487,446)
Freeport-McMoRan, Inc.	(45,288)	(594,179)
		(2,091,546)
Multi-Utilities – (1.4)%
Avista Corp.	(10,812)	(519,949)
MDU Resources Group, Inc.	(17,646)	(524,263)
Public Service Enterprise Group, Inc.	(8,670)	(511,963)
		(1,556,175)
Oil, Gas & Consumable Fuels – (2.7)%
Concho Resources, Inc.	(7,038)	(616,317)
Continental Resources, Inc.	(16,626)	(570,272)
Delek US Holdings, Inc.	(14,892)	(499,329)
Devon Energy Corp.	(23,562)	(611,905)
WPX Energy, Inc.*	(52,020)	(714,755)
		(3,012,578)
Personal Products – (0.9)%
Coty, Inc., Class A	(44,676)	(502,605)
Nu Skin Enterprises, Inc., Class A	(13,362)	(547,575)
		(1,050,180)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Pharmaceuticals – (0.9)%
Nektar Therapeutics*	(24,990)	$(539,409)
Perrigo Co. plc	(10,098)	(521,663)
		(1,061,072)
Professional Services – (1.0)%
Insperity, Inc.	(6,630)	(570,445)
TriNet Group, Inc.*	(9,384)	(531,228)
		(1,101,673)
Real Estate Management & Development – (1.5)%
CBRE Group, Inc., Class A*	(8,976)	(550,139)
Howard Hughes Corp. (The)*	(4,692)	(594,946)
Jones Lang LaSalle, Inc.	(3,060)	(532,715)
		(1,677,800)
Road & Rail – (0.9)%
Knight-Swift Transportation Holdings, Inc.	(13,668)	(489,861)
Ryder System, Inc.	(9,792)	(531,804)
		(1,021,665)
Semiconductors & Semiconductor Equipment – (3.0)%
Advanced Micro Devices, Inc.*	(13,056)	(598,748)
Micron Technology, Inc.*	(10,812)	(581,470)
MKS Instruments, Inc.	(4,794)	(527,388)
NVIDIA Corp.	(2,346)	(552,014)
ON Semiconductor Corp.*	(23,664)	(576,928)
Semtech Corp.*	(10,608)	(561,163)
		(3,397,711)
Software – (4.4)%
Alteryx, Inc., Class A*	(4,590)	(459,321)
Autodesk, Inc.*	(2,856)	(523,962)
Coupa Software, Inc.*	(3,366)	(492,277)
HubSpot, Inc.*	(3,366)	(533,511)
New Relic, Inc.*	(7,446)	(489,277)
Nutanix, Inc., Class A*	(14,280)	(446,393)
salesforce.com, Inc.*	(3,162)	(514,268)
Splunk, Inc.*	(3,468)	(519,402)
Trade Desk, Inc. (The), Class A*	(1,938)	(503,454)
Zendesk, Inc.*	(6,426)	(492,424)
		(4,974,289)
Specialty Retail – (1.3)%
Carvana Co.*	(5,406)	(497,622)
Five Below, Inc.*	(4,182)	(534,711)
L Brands, Inc.	(26,928)	(487,935)
		(1,520,268)

Investments	Number of Shares	Value
Technology Hardware, Storage & Peripherals – (0.9)%
Pure Storage, Inc., Class A*	(31,722)	$(542,764)
Xerox Holdings Corp.	(13,260)	(488,896)
		(1,031,660)
Textiles, Apparel & Luxury Goods – (2.4)%
Hanesbrands, Inc.	(33,762)	(501,366)
Lululemon Athletica, Inc.*	(2,244)	(519,867)
PVH Corp.	(5,304)	(557,716)
Skechers U.S.A., Inc., Class A*	(12,750)	(550,672)
Under Armour, Inc., Class A*	(27,030)	(583,848)
		(2,713,469)
Tobacco – (0.5)%
Philip Morris International, Inc.	(6,222)	(529,430)
Trading Companies & Distributors – (1.4)%
Air Lease Corp.	(11,118)	(528,327)
United Rentals, Inc.*	(3,366)	(561,348)
Univar Solutions, Inc.*	(21,828)	(529,111)
		(1,618,786)
Total Common Stocks (Proceeds $(102,793,893))		(106,405,896)
Total Short Positions (Proceeds $(102,793,893))		(106,405,896)
Total Investments – (3.1)% (Cost $(4,769,801))		(3,494,048)
Other Assets Less Liabilities – 103.1%		116,509,961
Net Assets – 100.0%		$113,015,913

*
Non-income producing security.

(a)
All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of  $45,642,331.

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$8,769,887
Aggregate gross unrealized depreciation	(12,973,624)
Net unrealized depreciation	$(4,203,737)
Federal income tax cost of investments (including derivative contracts, if any)	$167,297

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2019 (Unaudited)
OTC Total return swap contracts outstanding as of December 31, 2019
Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged	Net Amount(5)
14,075,497 USD	9/30/2021	Morgan Stanley	2.11%	Monthly	Dow Jones U.S. Low Beta Total Return Index(6)	$679,507	$—	$679,507
(12,908,814) USD	9/30/2021	Morgan Stanley	(1.36)%	Monthly	Dow Jones U.S. High Beta Total Return Index(7)	(1,221,899)	1,221,899(8)	—
						$(542,392)		$679,507
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)
Reflects the floating financing rate, as of December 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)
The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources

(4)
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.

(5)
Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)
The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(7)
The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(8)
Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

Abbreviations
USD	US Dollar
See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Long Positions – 98.2%
Common Stocks – 92.3%
Air Freight & Logistics – 1.0%
United Parcel Service, Inc., Class B	408	$47,760
Automobiles – 1.9%
General Motors Co.(a)	1,300	47,580
Harley-Davidson, Inc.(a)	1,272	47,306
		94,886
Banks – 2.9%
PacWest Bancorp	1,240	47,455
People’s United Financial, Inc.	2,828	47,793
Umpqua Holdings Corp.	2,688	47,578
		142,826
Beverages – 2.0%
Coca-Cola Co. (The)	864	47,822
Molson Coors Brewing Co., Class B	884	47,648
		95,470
Biotechnology – 2.0%
AbbVie, Inc.(a)	540	47,812
Gilead Sciences, Inc.(a)	736	47,825
		95,637
Capital Markets – 1.0%
Apollo Global Management, Inc.(a)	1,000	47,710
Communications Equipment – 1.0%
Juniper Networks, Inc.	1,936	47,684
Consumer Finance – 1.0%
Navient Corp.	3,492	47,771
Containers & Packaging – 1.9%
International Paper Co.(a)	1,036	47,708
Westrock Co.	1,112	47,716
		95,424
Diversified Consumer Services – 1.0%
H&R Block, Inc.(a)	2,020	47,430
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	1,220	47,678
Verizon Communications, Inc.	788	48,383
		96,061
Electric Utilities – 7.9%
Duke Energy Corp.(a)	524	47,794
Edison International(a)	632	47,659
Exelon Corp.	1,048	47,778
FirstEnergy Corp.	984	47,823
OGE Energy Corp.	1,072	47,672
Pinnacle West Capital Corp.	532	47,843
PPL Corp.	1,332	47,792
Southern Co. (The)	752	47,902
		382,263

Investments	Number of Shares	Value
Energy Equipment & Services – 1.0%
Baker Hughes Co.(a)	1,868	$47,877
Entertainment – 1.0%
Cinemark Holdings, Inc.	1,404	47,525
Equity Real Estate Investment Trusts (REITs) – 9.8%
Apartment Investment & Management Co., Class A	928	47,931
Apple Hospitality REIT, Inc.(a)	2,924	47,515
EPR Properties(a)	676	47,753
Gaming and Leisure Properties, Inc.(a)	1,104	47,527
Iron Mountain, Inc.(a)	1,496	47,677
Omega Healthcare Investors, Inc.	1,136	48,110
Outfront Media, Inc.	1,780	47,740
Sabra Health Care REIT, Inc.	2,244	47,887
Service Properties Trust	1,952	47,492
Weingarten Realty Investors	1,524	47,610
		477,242
Food Products – 4.9%
Archer-Daniels-Midland Co.(a)	1,028	47,648
Flowers Foods, Inc.	2,192	47,654
General Mills, Inc.(a)	896	47,989
JM Smucker Co. (The)	460	47,900
Kellogg Co.	688	47,582
		238,773
Gas Utilities – 1.0%
National Fuel Gas Co.	1,012	47,098
Health Care Providers & Services – 1.0%
Cardinal Health, Inc.(a)	944	47,747
Hotels, Restaurants & Leisure – 1.0%
Las Vegas Sands Corp.	688	47,500
Household Durables – 1.9%
Newell Brands, Inc.	2,472	47,512
Whirlpool Corp.	324	47,800
		95,312
Independent Power and Renewable Electricity Producers – 1.0%
NextEra Energy Partners LP	908	47,806
Industrial Conglomerates – 1.0%
3M Co.	272	47,986
Insurance – 3.9%
CNA Financial Corp.	1,064	47,678
Hanover Insurance Group, Inc. (The)	348	47,561
Old Republic International Corp.	2,128	47,603
Prudential Financial, Inc.	508	47,620
		190,462
IT Services – 1.0%
International Business Machines Corp.(a)	356	47,718
Machinery – 1.0%
PACCAR, Inc.	604	47,776

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Media – 1.9%
Interpublic Group of Cos., Inc. (The)	2,068	$47,771
Omnicom Group, Inc.	588	47,640
		95,411
Metals & Mining – 1.0%
Newmont Goldcorp Corp.	1,092	47,447
Mortgage Real Estate Investment Trusts (REITs) – 4.9%
Blackstone Mortgage Trust, Inc., Class A(a)	1,272	47,344
Chimera Investment Corp.(a)	2,316	47,617
MFA Financial, Inc.	6,212	47,522
New Residential Investment Corp.	2,956	47,621
Starwood Property Trust, Inc.	1,916	47,631
		237,735
Multiline Retail – 1.0%
Nordstrom, Inc.	1,172	47,970
Multi-Utilities – 3.9%
CenterPoint Energy, Inc.(a)	1,752	47,777
Consolidated Edison, Inc.(a)	528	47,768
Dominion Energy, Inc.	576	47,704
NorthWestern Corp.	664	47,589
		190,838
Oil, Gas & Consumable Fuels – 11.8%
Chevron Corp.(a)	400	48,204
CVR Energy, Inc.(a)	1,180	47,708
Exxon Mobil Corp.	684	47,730
Kinder Morgan, Inc.(a)	2,260	47,844
Marathon Petroleum Corp.	796	47,959
Murphy Oil Corp.	1,788	47,918
ONEOK, Inc.	632	47,824
PBF Energy, Inc., Class A	1,520	47,682
Tallgrass Energy LP, Class A	2,152	47,602
Targa Resources Corp.	1,172	47,853
Valero Energy Corp.	508	47,574
Williams Cos., Inc. (The)	2,032	48,199
		574,097
Pharmaceuticals – 1.0%
Pfizer, Inc.	1,224	47,956
Professional Services – 1.0%
ManpowerGroup, Inc.	488	47,385
Semiconductors & Semiconductor Equipment – 1.0%
Broadcom, Inc.(a)	152	48,035
Specialty Retail – 1.0%
Foot Locker, Inc.(a)	1,220	47,568
Technology Hardware, Storage & Peripherals – 2.0%
HP, Inc.(a)	2,328	47,841
Western Digital Corp.	756	47,983
		95,824

Investments	Number of Shares	Value
Textiles, Apparel & Luxury Goods – 1.9%
Hanesbrands, Inc.(a)	3,192	$47,401
Tapestry, Inc.	1,772	47,791
		95,192
Thrifts & Mortgage Finance – 1.0%
New York Community Bancorp, Inc.	3,984	47,888
Tobacco – 1.9%
Altria Group, Inc.	956	47,714
Philip Morris International, Inc.	560	47,650
		95,364
Trading Companies & Distributors – 1.9%
MSC Industrial Direct Co., Inc., Class A	608	47,710
Watsco, Inc.	264	47,559
		95,269
Total Common Stocks (Cost $4,289,621)		4,485,723
Master Limited Partnerships – 5.9%
Industrial Conglomerates – 0.9%
Icahn Enterprises LP	768	47,232
Oil, Gas & Consumable Fuels – 5.0%
Cheniere Energy Partners LP	1,208	48,091
Energy Transfer LP(a)	3,740	47,984
Enterprise Products Partners LP	1,708	48,097
Magellan Midstream Partners LP	768	48,284
Shell Midstream Partners LP	2,360	47,696
		240,152
Total Master Limited Partnerships (Cost $294,641)		287,384
Total Long Positions (Cost $4,584,262)		4,773,107
Short Positions – (49.0)%
Common Stocks – (48.0)%
Aerospace & Defense – (0.3)%
Teledyne Technologies, Inc.*	(36)	(12,475)
Air Freight & Logistics – (0.2)%
XPO Logistics, Inc.*	(148)	(11,796)
Airlines – (0.3)%
United Airlines Holdings, Inc.*	(136)	(11,980)
Automobiles – (0.2)%
Tesla, Inc.*	(28)	(11,713)
Banks – (2.2)%
Commerce Bancshares, Inc.	(176)	(11,957)
First Citizens BancShares, Inc., Class A	(24)	(12,773)
First Financial Bankshares, Inc.	(336)	(11,794)
First Republic Bank	(100)	(11,745)
Pinnacle Financial Partners, Inc.	(184)	(11,776)
Sterling Bancorp	(564)	(11,889)
SVB Financial Group*	(48)	(12,050)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Western Alliance Bancorp	(208)	$(11,856)
Wintrust Financial Corp.	(168)	(11,911)
		(107,751)
Beverages – (1.0)%
Boston Beer Co., Inc. (The), Class A*	(32)	(12,091)
Brown-Forman Corp., Class B	(176)	(11,898)
Constellation Brands, Inc., Class A	(64)	(12,144)
Monster Beverage Corp.*	(188)	(11,947)
		(48,080)
Capital Markets – (3.7)%
Affiliated Managers Group, Inc.	(140)	(11,864)
Cboe Global Markets, Inc.	(100)	(12,000)
Charles Schwab Corp. (The)	(252)	(11,985)
E*TRADE Financial Corp.	(260)	(11,796)
FactSet Research Systems, Inc.	(44)	(11,805)
Intercontinental Exchange, Inc.	(128)	(11,846)
LPL Financial Holdings, Inc.	(128)	(11,808)
MarketAxess Holdings, Inc.	(32)	(12,132)
Moody’s Corp.	(48)	(11,396)
Morningstar, Inc.	(80)	(12,105)
MSCI, Inc.	(44)	(11,360)
Raymond James Financial, Inc.	(132)	(11,809)
S&P Global, Inc.	(44)	(12,014)
SEI Investments Co.	(180)	(11,786)
Stifel Financial Corp.	(196)	(11,887)
		(177,593)
Chemicals – (0.5)%
Balchem Corp.	(116)	(11,789)
Ingevity Corp.*	(136)	(11,884)
		(23,673)
Commercial Services & Supplies – (0.3)%
Copart, Inc.*	(132)	(12,004)
Construction & Engineering – (0.3)%
AECOM*	(276)	(11,904)
Construction Materials – (0.3)%
Eagle Materials, Inc.	(132)	(11,967)
Consumer Finance – (1.2)%
American Express Co.	(96)	(11,951)
Capital One Financial Corp.	(116)	(11,938)
Credit Acceptance Corp.*	(28)	(12,385)
FirstCash, Inc.	(148)	(11,933)
SLM Corp.	(1,344)	(11,975)
		(60,182)
Containers & Packaging – (0.5)%
Berry Global Group, Inc.*	(248)	(11,777)
Crown Holdings, Inc.*	(164)	(11,897)
		(23,674)
Distributors – (0.2)%
LKQ Corp.*	(332)	(11,852)
Diversified Consumer Services – (0.3)%
Bright Horizons Family Solutions, Inc.*	(80)	(12,023)

Investments	Number of Shares	Value
Diversified Financial Services – (0.5)%
Berkshire Hathaway, Inc., Class B*	(52)	$(11,778)
Voya Financial, Inc.	(196)	(11,952)
		(23,730)
Electric Utilities – (2.4)%
ALLETE, Inc.	(144)	(11,688)
Alliant Energy Corp.	(220)	(12,038)
American Electric Power Co., Inc.	(124)	(11,719)
Eversource Energy	(140)	(11,910)
Hawaiian Electric Industries, Inc.	(252)	(11,809)
IDACORP, Inc.	(112)	(11,962)
NextEra Energy, Inc.	(48)	(11,624)
PNM Resources, Inc.	(232)	(11,765)
Portland General Electric Co.	(212)	(11,827)
Xcel Energy, Inc.	(188)	(11,936)
		(118,278)
Electrical Equipment – (0.2)%
Generac Holdings, Inc.*	(116)	(11,669)
Energy Equipment & Services – (1.0)%
Halliburton Co.	(648)	(15,856)
Helmerich & Payne, Inc.	(348)	(15,810)
National Oilwell Varco, Inc.	(632)	(15,832)
		(47,498)
Entertainment – (0.7)%
Electronic Arts, Inc.*	(112)	(12,041)
Netflix, Inc.*	(36)	(11,649)
Roku, Inc.*	(88)	(11,783)
		(35,473)
Equity Real Estate Investment Trusts (REITs) – (0.7)%
American Homes 4 Rent, Class A	(460)	(12,057)
Rexford Industrial Realty, Inc.	(260)	(11,874)
SBA Communications Corp.	(48)	(11,567)
		(35,498)
Food & Staples Retailing – (1.2)%
BJ’s Wholesale Club Holdings, Inc.*	(524)	(11,916)
Casey’s General Stores, Inc.	(76)	(12,083)
Costco Wholesale Corp.	(40)	(11,757)
Performance Food Group Co.*	(232)	(11,944)
US Foods Holding Corp.*	(288)	(12,064)
		(59,764)
Food Products – (1.7)%
Beyond Meat, Inc.*	(156)	(11,793)
Darling Ingredients, Inc.*	(424)	(11,906)
J&J Snack Foods Corp.	(64)	(11,793)
Lamb Weston Holdings, Inc.	(140)	(12,044)
McCormick & Co., Inc. (Non-Voting)	(68)	(11,542)
Post Holdings, Inc.*	(108)	(11,783)
Sanderson Farms, Inc.	(68)	(11,983)
		(82,844)
Gas Utilities – (1.2)%
Atmos Energy Corp.	(108)	(12,081)
New Jersey Resources Corp.	(264)	(11,767)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
ONE Gas, Inc.	(128)	$(11,977)
Southwest Gas Holdings, Inc.	(156)	(11,851)
UGI Corp.	(264)	(11,922)
		(59,598)
Health Care Equipment & Supplies – (1.0)%
Align Technology, Inc.*	(44)	(12,278)
Boston Scientific Corp.*	(264)	(11,938)
Edwards Lifesciences Corp.*	(52)	(12,131)
Intuitive Surgical, Inc.*	(20)	(11,823)
		(48,170)
Health Care Providers & Services – (0.2)%
Centene Corp.*	(188)	(11,820)
Health Care Technology – (0.2)%
Veeva Systems, Inc., Class A*	(84)	(11,815)
Hotels, Restaurants & Leisure – (0.8)%
Caesars Entertainment Corp.*	(872)	(11,859)
Chipotle Mexican Grill, Inc.*	(16)	(13,394)
Planet Fitness, Inc., Class A*	(160)	(11,949)
		(37,202)
Household Durables – (0.6)%
Mohawk Industries, Inc.*	(88)	(12,001)
NVR, Inc.*	(4)	(15,234)
		(27,235)
Household Products – (0.2)%
Church & Dwight Co., Inc.	(168)	(11,817)
Independent Power and Renewable Electricity Producers – (1.0)%
AES Corp.	(600)	(11,940)
NRG Energy, Inc.	(300)	(11,925)
Ormat Technologies, Inc.	(160)	(11,923)
Vistra Energy Corp.	(516)	(11,863)
		(47,651)
Insurance – (2.5)%
Alleghany Corp.*	(16)	(12,793)
Brighthouse Financial, Inc.*	(300)	(11,769)
Brown & Brown, Inc.	(300)	(11,844)
Globe Life, Inc.	(112)	(11,788)
Kemper Corp.	(152)	(11,780)
Loews Corp.	(228)	(11,968)
Markel Corp.*	(12)	(13,718)
Primerica, Inc.	(92)	(12,012)
Reinsurance Group of America, Inc.	(72)	(11,740)
Selective Insurance Group, Inc.	(180)	(11,734)
		(121,146)
Interactive Media & Services – (1.0)%
Alphabet, Inc., Class A*	(8)	(10,715)
Facebook, Inc., Class A*	(56)	(11,494)
Snap, Inc., Class A*	(728)	(11,888)
Twitter, Inc.*	(372)	(11,923)
		(46,020)

Investments	Number of Shares	Value
Internet & Direct Marketing Retail – (0.7)%
Amazon.com, Inc.*	(8)	$(14,783)
Booking Holdings, Inc.*	(4)	(8,216)
Wayfair, Inc., Class A*	(132)	(11,929)
		(34,928)
IT Services – (0.7)%
Fiserv, Inc.*	(104)	(12,025)
PayPal Holdings, Inc.*	(112)	(12,115)
Square, Inc., Class A*	(192)	(12,012)
		(36,152)
Life Sciences Tools & Services – (0.5)%
Illumina, Inc.*	(36)	(11,942)
IQVIA Holdings, Inc.*	(76)	(11,743)
		(23,685)
Machinery – (0.7)%
Gardner Denver Holdings, Inc.*	(320)	(11,738)
Middleby Corp. (The)*	(108)	(11,828)
WABCO Holdings, Inc.*	(88)	(11,924)
		(35,490)
Media – (0.7)%
Charter Communications, Inc., Class A*	(24)	(11,642)
Discovery, Inc., Class A*	(364)	(11,917)
Liberty Broadband Corp., Class C*	(96)	(12,072)
		(35,631)
Metals & Mining – (0.2)%
Alcoa Corp.*	(552)	(11,874)
Multiline Retail – (0.3)%
Dollar Tree, Inc.*	(128)	(12,038)
Multi-Utilities – (1.7)%
Ameren Corp.	(156)	(11,981)
Black Hills Corp.	(152)	(11,938)
CMS Energy Corp.	(188)	(11,814)
MDU Resources Group, Inc.	(400)	(11,884)
NiSource, Inc.	(428)	(11,916)
Sempra Energy	(80)	(12,118)
WEC Energy Group, Inc.	(128)	(11,805)
		(83,456)
Oil, Gas & Consumable Fuels – (6.9)%
Apache Corp.	(616)	(15,763)
Cabot Oil & Gas Corp.	(908)	(15,808)
Cheniere Energy, Inc.*	(260)	(15,878)
Cimarex Energy Co.	(300)	(15,747)
Concho Resources, Inc.	(180)	(15,763)
ConocoPhillips	(244)	(15,867)
Devon Energy Corp.	(612)	(15,894)
Diamondback Energy, Inc.	(172)	(15,972)
EOG Resources, Inc.	(188)	(15,747)
Hess Corp.	(240)	(16,034)
HollyFrontier Corp.	(312)	(15,822)
Marathon Oil Corp.	(1,172)	(15,916)
Noble Energy, Inc.	(640)	(15,898)
Occidental Petroleum Corp.	(388)	(15,990)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Parsley Energy, Inc., Class A	(836)	$(15,809)
Phillips 66	(144)	(16,043)
Pioneer Natural Resources Co.	(104)	(15,743)
Plains GP Holdings LP, Class A*	(840)	(15,918)
Texas Pacific Land Trust	(20)	(15,624)
Viper Energy Partners LP	(640)	(15,782)
WPX Energy, Inc.*	(1,152)	(15,828)
		(332,846)
Personal Products – (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(56)	(11,566)
Professional Services – (0.3)%
CoStar Group, Inc.*	(20)	(11,966)
Real Estate Management & Development – (0.7)%
CBRE Group, Inc., Class A*	(192)	(11,768)
Howard Hughes Corp. (The)*	(92)	(11,665)
Jones Lang LaSalle, Inc.	(68)	(11,838)
		(35,271)
Road & Rail – (0.5)%
Lyft, Inc., Class A*	(276)	(11,874)
Uber Technologies, Inc.*	(400)	(11,896)
		(23,770)
Semiconductors & Semiconductor Equipment – (0.5)%
Advanced Micro Devices, Inc.*	(260)	(11,923)
Micron Technology, Inc.*	(220)	(11,832)
		(23,755)
Software – (1.2)%
Adobe, Inc.*	(36)	(11,873)
Autodesk, Inc.*	(64)	(11,742)
salesforce.com, Inc.*	(72)	(11,710)
ServiceNow, Inc.*	(40)	(11,293)
Workday, Inc., Class A*	(72)	(11,840)
		(58,458)
Specialty Retail – (1.4)%
AutoZone, Inc.*	(8)	(9,530)
Burlington Stores, Inc.*	(52)	(11,858)
CarMax, Inc.*	(136)	(11,923)
Five Below, Inc.*	(92)	(11,763)
O’Reilly Automotive, Inc.*	(28)	(12,271)
Ulta Beauty, Inc.*	(48)	(12,151)
		(69,496)
Textiles, Apparel & Luxury Goods – (0.5)%
Skechers U.S.A., Inc., Class A*	(272)	(11,748)
Under Armour, Inc., Class A*	(552)	(11,923)
		(23,671)

Investments	Number of Shares	Value
Thrifts & Mortgage Finance – (0.7)%
LendingTree, Inc.*	(40)	$(12,138)
MGIC Investment Corp.	(840)	(11,903)
Radian Group, Inc.	(472)	(11,875)
		(35,916)
Trading Companies & Distributors – (0.5)%
HD Supply Holdings, Inc.*	(296)	(11,905)
United Rentals, Inc.*	(72)	(12,008)
		(23,913)
Water Utilities – (0.5)%
American Water Works Co., Inc.	(96)	(11,794)
Aqua America, Inc.	(252)	(11,829)
		(23,623)
Total Common Stocks (Proceeds $(2,153,944))		(2,333,400)
Master Limited Partnerships – (1.0)%
Oil, Gas & Consumable Fuels – (1.0)%
DCP Midstream LP	(644)	(15,771)
EQM Midstream Partners LP	(536)	(16,032)
Plains All American Pipeline LP	(864)	(15,889)
Total Master Limited Partnerships (Proceeds $(49,146))		(47,692)
Total Short Positions (Proceeds $(2,203,090))		(2,381,092)
Total Investments – 49.2% (Cost $2,381,172)		2,392,015
Other Assets Less Liabilities – 50.8%		2,469,232
Net Assets – 100.0%		$4,861,247

*
Non-income producing security.

(a)
All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of  $1,397,075.

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$292,145
Aggregate gross unrealized depreciation	(335,707)
Net unrealized depreciation	$(43,562)
Federal income tax cost of investments (including derivative contracts, if any)	$2,435,577

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Global Infrastructure ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Common Stocks – 99.2%
Construction & Engineering – 4.7%
Vinci SA	1,116	$123,930
Diversified Telecommunication Services – 4.1%
Cellnex Telecom SA	292	12,568
China Tower Corp. Ltd., Class H	383,952	84,750
Infrastrutture Wireless Italiane SpA	1,276	12,495
		109,813
Electric Utilities – 12.7%
AusNet Services	7,744	9,238
Cia de Transmissao de Energia Eletrica Paulista (Preference)	1,798	10,092
Duke Energy Corp.	288	26,269
Edison International	440	33,180
Elia System Operator SA/NV	88	7,808
Endesa SA	292	7,792
Eversource Energy	420	35,729
Fortis, Inc.	1,392	57,758
Mercury NZ Ltd.	3,842	13,062
OGE Energy Corp.	530	23,569
Power Assets Holdings Ltd.	2,848	20,833
Southern Co. (The)	506	32,232
SSE plc	986	18,788
Terna Rete Elettrica Nazionale SpA	2,704	18,059
Xcel Energy, Inc.	380	24,126
		338,535
Equity Real Estate Investment Trusts (REITs) – 18.6%
American Tower Corp.	1,022	234,876
Ascendas REIT	5,303	11,710
Crown Castle International Corp.	1,134	161,198
Digital Realty Trust, Inc.	208	24,906
SBA Communications Corp.	146	35,185
STAG Industrial, Inc.	798	25,193
		493,068
Gas Utilities – 3.8%
Atmos Energy Corp.	246	27,518
China Gas Holdings Ltd.	3,184	11,931
China Resources Gas Group Ltd.	2,426	13,325
Enagas SA	506	12,907
Hong Kong & China Gas Co. Ltd.	7,014	13,700
Naturgy Energy Group SA	506	12,714
Spire, Inc.	120	9,997
		102,092
Independent Power and Renewable Electricity Producers – 1.7%
Capital Power Corp.	550	14,566
CGN Power Co. Ltd., Class H	37,802	10,090
Engie Brasil Energia SA	1,598	20,180
		44,836
Machinery – 0.2%
Cargotec OYJ, Class B	126	4,274
Media – 0.5%
SES SA, FDR	942	13,208

Investments	Number of Shares	Value
Multi-Utilities – 14.1%
A2A SpA	6,104	$11,448
AGL Energy Ltd.	502	7,232
Consolidated Edison, Inc.	532	48,130
DTE Energy Co.	242	31,429
E.ON SE	1,698	18,140
National Grid plc	7,080	88,558
NorthWestern Corp.	466	33,398
REN — Redes Energeticas Nacionais SGPS SA	3,650	11,136
Sempra Energy	596	90,282
Veolia Environnement SA	430	11,436
WEC Energy Group, Inc.	248	22,873
		374,062
Oil, Gas & Consumable Fuels – 22.7%
Cheniere Energy, Inc.*	320	19,542
Enbridge, Inc.	4,998	198,719
Kinder Morgan, Inc.	4,014	84,976
ONEOK, Inc.	984	74,459
Pembina Pipeline Corp.	1,426	52,854
Targa Resources Corp.	274	11,188
TC Energy Corp.	2,042	108,756
Williams Cos., Inc. (The)	2,280	54,082
		604,576
Road & Rail – 1.9%
Canadian National Railway Co.	82	7,418
Kyushu Railway Co.	416	13,975
Union Pacific Corp.	156	28,203
		49,596
Transportation Infrastructure – 10.8%
Aena SME SA	318	60,818
Airports of Thailand PCL	4,812	11,928
Atlantia SpA	498	11,613
Auckland International Airport Ltd.	2,216	13,053
COSCO SHIPPING Ports Ltd.	11,206	9,175
Flughafen Zurich AG (Registered)	83	15,154
Grupo Aeroportuario del Pacifico SAB de CV, ADR	242	28,704
Jiangsu Expressway Co. Ltd., Class H	7,254	9,942
Shenzhen Expressway Co. Ltd., Class H	11,032	15,828
Societa Iniziative Autostradali e Servizi SpA	1,024	17,160
Sydney Airport	4,694	28,526
Transurban Group	5,756	60,226
Westshore Terminals Investment Corp.	372	5,429
		287,556
Water Utilities – 3.4%
American Water Works Co., Inc.	334	41,032
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	1,058	15,923
United Utilities Group plc	2,600	32,490
		89,445
Total Common Stocks (Cost $2,468,138)		2,634,991

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Global Infrastructure ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
Master Limited Partnerships – 0.7%
Oil, Gas & Consumable Fuels – 0.7%
Energy Transfer LP (Cost $22,739)	1,522	$19,527
Exchange Traded Funds – 0.4%
SPDR S&P Global Infrastructure ETF (Cost $9,221)	174	9,577
Total Investments – 100.3% (Cost $2,500,098)		2,664,095
Liabilities in excess of other assets – (0.3%)		(7,245)
Net Assets – 100.0%		$2,656,850

*
Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$200,777
Aggregate gross unrealized depreciation	(35,606)
Net unrealized appreciation	$165,171
Federal income tax cost of investments (including derivative contracts, if any)	$2,498,924
AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of December 31, 2019:
Australia	4.0%
Belgium	0.3%
Brazil	1.7%
Canada	16.8%
China	5.8%
Finland	0.2%
France	5.1%
Germany	0.7%
Hong Kong	1.3%
Italy	2.7%
Japan	0.5%
Luxembourg	0.5%
Mexico	1.1%
New Zealand	1.0%
Portugal	0.4%
Singapore	0.4%
Spain	4.0%
Switzerland	0.6%
Thailand	0.4%
United Kingdom	5.3%
United States	47.5%
Other(1)	(0.3)%
100.0%
(1)
Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Dynamic Hedged U.S. Equity ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Number of Shares	Value
EXCHANGE TRADED FUNDS – 100.3%
AGFiQ U.S. Market Neutral Anti-Beta Fund(a)	20,900	$462,935
Communication Services Select Sector SPDR Fund	4,408	236,401
Consumer Discretionary Select Sector SPDR Fund	1,272	159,534
Consumer Staples Select Sector SPDR Fund	2,613	164,567
Energy Select Sector SPDR Fund	364	21,855
Financial Select Sector SPDR Fund	11,974	368,560
Health Care Select Sector SPDR Fund	4,368	444,924
Industrial Select Sector SPDR Fund	3,982	324,414
Materials Select Sector SPDR Fund	1,006	61,788
Real Estate Select Sector SPDR Fund	3,072	118,794
Technology Select Sector SPDR Fund	4,210	385,931
Utilities Select Sector SPDR Fund	341	22,035
Total Exchange Traded Funds (Cost $2,511,930)		2,771,738
Total Investments – 100.3% (Cost $2,511,930)		2,771,738
Liabilities in excess of other assets – (0.3%)		(9,193)
Net Assets – 100.0%		$2,762,545
(a)
Affiliated company as defined under the Investment Company Act of 1940.

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$261,380
Aggregate gross unrealized depreciation	(1,572)
Net unrealized appreciation	$259,808
Federal income tax cost of investments (including derivative contracts, if any)	$2,511,930

Investment in a company that was affiliated for the period ended December 31, 2019, was as follows:
Security	Value June 30, 2019	Purchases at Cost	Sales Proceeds	Shares December 31, 2019	Value December 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
AGFiQ U.S. Market Neutral Anti-Beta Fund	$494,146	$7,991	$48,626	20,900	$462,935	$5,120	$4,093	$4,304
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Assets and Liabilities
December 31, 2019 (Unaudited)
	AGFiQ U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Value Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Hedged Dividend Income Fund
ASSETS
Investments in securities, at value(1)	$2,131,898	$966,973	$102,911,848	$4,773,107
Cash	798,912	134,492	19,288,505	147,117
Segregated cash balance with custodian for swap agreements (Note 2)	20,034	—	4,183,029	—
Segregated cash balance with broker for securities sold short (Note 2)	1,638,523	896,007	92,503,408	2,415,048
Unrealized appreciation on swap agreements	10,713	11,577	679,507	—
Receivables:
Securities sold	—	—	2,079,188	2,021,980
Dividends and interest	5,190	3,434	348,268	20,679
Investment adviser (Note 4)	18,577	21,580	—	20,866
Prepaid expenses	2,271	2,271	2,271	1,230
Total Assets	4,626,118	2,036,334	221,996,024	9,400,027
LIABILITIES
Securities sold short, at value(2)	2,214,103	890,799	106,405,896	2,381,092
Unrealized depreciation on swap agreements	27,007	7,889	1,221,899	—
Payables:
Securities purchased	—	—	—	2,030,474
Income distributions	—	22,169	1,077,142	57,168
Investment management fees	—	—	18,428	—
Trustees fees	2,506	2,506	2,506	2,506
Dividends on securities sold short	4,473	1,135	158,799	2,925
Accrued expenses and other liabilities	60,720	60,378	95,441	64,615
Total Liabilities	2,308,809	984,876	108,980,111	4,538,780
Net Assets	$2,317,309	$1,051,458	$113,015,913	$4,861,247
NET ASSETS CONSIST OF:
Paid-in capital	$4,603,717	$2,762,440	$134,336,461	$5,627,088
Distributable earnings (loss)	(2,286,408)	(1,710,982)	(21,320,548)	(765,841)
Net Assets	$2,317,309	$1,051,458	$113,015,913	$4,861,247
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	100,000	50,000	5,100,000	200,000
Net Asset Value	$23.17	$21.03	$22.16	$24.31
(1) Investments in securities, at cost	$1,969,602	$927,607	$98,024,092	$4,584,262
(2) Securities sold short, proceeds	2,374,108	704,871	102,793,893	2,203,090
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Assets and Liabilities
December 31, 2019 (Unaudited)
	AGFiQ Global Infrastructure ETF	AGFiQ Dynamic Hedged U.S. Equity ETF
ASSETS
Investments in securities, at value(1)	$2,664,095	$2,308,803
Investments in affiliates, at value(3)	—	462,935
Cash	56,327	62,388
Receivables:
Dividends and interest	8,730	7,652
Investment adviser (Note 4)	15,605	15,505
Foreign tax reclaims	938	—
Prepaid expenses	181	181
Total Assets	2,745,876	2,857,464
LIABILITIES
Payables:
Income distributions	28,774	30,965
Capital gain distributions	74	7,420
Trustees fees	2,506	2,506
Accrued expenses and other liabilities	57,672	54,028
Total Liabilities	89,026	94,919
Net Assets	$2,656,850	$2,762,545
NET ASSETS CONSIST OF:
Paid-in capital	$2,500,025	$2,500,025
Distributable earnings (loss)	156,825	262,520
Net Assets	$2,656,850	$2,762,545
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	100,001	100,001
Net Asset Value	$26.57	$27.63
(1) Investments in securities, at cost	$2,500,098	$2,048,368
(3) Investments in affiliates, at cost	—	463,562
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Operations
For the Period Ended December 31, 2019 (Unaudited)
	AGFiQ U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Value Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Hedged Dividend Income Fund
INVESTMENT INCOME
Dividend income	$17,304	$13,593	$1,131,005	$130,461
Interest income on securities sold short	19,027	7,526	724,296	18,957
Foreign withholding tax on dividends	—	(6)	—	—
Total Investment Income	36,331	21,113	1,855,301	149,418
EXPENSES
Dividends on securities sold short	30,326	5,285	921,314	19,253
Investment management fees (Note 4)	6,291	2,568	228,739	10,973
Professional fees	42,572	42,772	42,772	44,424
Custody fees	1,207	1,082	6,183	1,533
Index fees	6,252	6,252	6,252	7,502
CCO fees	5,993	5,993	5,993	5,993
Treasurer fees	3,985	3,985	3,986	3,985
Listing fees	2,521	2,521	2,521	2,521
Accounting fees	15,360	15,360	15,360	15,360
Trustees fees	4,705	4,705	4,705	4,705
Administration fees (Note 5)	32,500	32,500	32,500	32,500
Other fees	4,240	4,142	11,105	4,818
Total Expenses before Adjustments	155,952	127,165	1,281,430	153,567
Less: waivers and/or reimbursements by Adviser (Note 4)	(116,219)	(118,038)	(132,042)	(123,370)
Total Expenses after Adjustments	39,733	9,127	1,149,388	30,197
Net Investment Income (Loss)	(3,402)	11,986	705,913	119,221
NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities	3,598	5,872	944,368	97,105
In-kind redemptions of investments	—	—	3,579,481	—
Securities sold short	(59,722)	(18,828)	(7,526,339)	(57,284)
Expiration or closing of swap agreements	78,493	(25,521)	963,914	—
Net Realized Gain (Loss)	22,369	(38,477)	(2,038,576)	39,821
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	61,363	68,332	2,402,188	91,456
Securities sold short	(131,116)	(10,416)	(2,021,836)	(30,765)
Swap agreements	(92,352)	31,490	(1,161,528)	—
Net Change in Unrealized Appreciation (Depreciation)	(162,105)	89,406	(781,176)	60,691
Net Realized and Unrealized Gain (Loss)	(139,736)	50,929	(2,819,752)	100,512
Net Increase (Decrease) in Net Assets Resulting from Operations	$(143,138)	$62,915	$(2,113,839)	$219,733
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Operations
For the Period Ended December 31, 2019 (Unaudited)
	AGFiQ Global Infrastructure ETF	AGFiQ Dynamic Hedged U.S. Equity ETF
INVESTMENT INCOME
Dividend income	$45,003	$24,099
Dividend income from affiliates	—	4,093
Foreign withholding tax on dividends	(2,917)	—
Total Investment Income	42,086	28,192
EXPENSES
Investment management fees (Note 4)	5,848	6,035
Professional fees	42,034	41,062
Custody fees	3,306	155
Index fees	2,511	2,511
CCO fees	5,993	5,993
Treasurer fees	3,985	3,985
Listing fees	332	332
Accounting fees	9,823	9,823
Trustees fees	4,705	4,705
Administration fees (Note 5)	19,959	19,959
Other fees	7,101	3,787
Total Expenses before Adjustments	105,597	98,347
Less: waivers and/or reimbursements by Adviser (Note 4)	(99,764)	(94,936)
Total Expenses after Adjustments	5,833	3,411
Net Investment Income (Loss)	36,253	24,781
NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities of Affiliated Underlying Funds	—	4,304
Transactions in Investment securities	(7,211)	3,116
Settlement of forward foreign currency exchange contracts	(74)	—
Foreign currency transactions	(392)	—
Net Realized Gain (Loss)	(7,677)	7,420
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	102,546	196,399
Investments in Affiliated Underlying Funds	—	5,120
Translation of assets and liabilities denominated in foreign currencies	55	—
Net Change in Unrealized Appreciation (Depreciation)	102,601	201,519
Net Realized and Unrealized Gain (Loss)	94,924	208,939
Net Increase (Decrease) in Net Assets Resulting from Operations	$131,177	$233,720
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Changes in Net Assets
	AGFiQ U.S. Market Neutral Momentum Fund		AGFiQ U.S. Market Neutral Value Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
OPERATIONS
Net investment income (loss)	$(3,402)	$5,200	$11,986	$23,936
Net realized gain (loss)	22,369	506,486	(38,477)	(126,322)
Net change in unrealized appreciation (depreciation)	(162,105)	(472,650)	89,406	(59,288)
Net Increase (Decrease) in Net Assets Resulting from Operations	(143,138)	39,036	62,915	(161,674)
DISTRIBUTIONS
Distributable earnings	—	—	(22,169)	(8,604)
Total Distributions	—	—	(22,169)	(8,604)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	6,203,473	—	—
Cost of shares redeemed	—	(12,371,559)	—	—
Net Increase (Decrease) from Capital Transactions	—	(6,168,086)	—	—
Total Increase (Decrease) in Net Assets	(143,138)	(6,129,050)	40,746	(170,278)
NET ASSETS
Beginning of period	$2,460,447	$8,589,497	$1,010,712	$1,180,990
End of Period	$2,317,309	$2,460,447	$1,051,458	$1,010,712
SHARE TRANSACTIONS
Beginning of period	100,000	350,000	50,000	50,000
Shares issued in-kind	—	250,000	—	—
Shares redeemed in-kind	—	(500,000)	—	—
Shares Outstanding, End of Period	100,000	100,000	50,000	50,000
(1)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Changes in Net Assets
	AGFiQ U.S. Market Neutral Anti-Beta Fund		AGFiQ Hedged Dividend Income Fund
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
OPERATIONS
Net investment income (loss)	$705,913	$473,743	$119,221	$135,828
Net realized gain (loss)	(2,038,576)	(656,745)	39,821	(21,105)
Net change in unrealized appreciation (depreciation)	(781,176)	1,136,828	60,691	1,638
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,113,839)	953,826	219,733	116,361
DISTRIBUTIONS
Distributable earnings	(1,077,142)	(128,640)	(128,852)	(117,526)
Total Distributions	(1,077,142)	(128,640)	(128,852)	(117,526)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	81,108,156	87,843,626	—	2,415,200
Cost of shares redeemed	(30,393,494)	(32,200,019)	—	—
Net Increase (Decrease) from Capital Transactions	50,714,662	55,643,607	—	2,415,200
Total Increase (Decrease) in Net Assets	47,523,681	56,468,793	90,881	2,414,035
NET ASSETS
Beginning of period	$65,492,232	$9,023,439	$4,770,366	$2,356,331
End of Period	$113,015,913	$65,492,232	$4,861,247	$4,770,366
SHARE TRANSACTIONS
Beginning of period	3,000,000	450,000	200,000	100,000
Shares issued	150,000	450,000	—	—
Shares issued in-kind	3,300,000	3,600,000	—	100,000
Shares redeemed	—	(50,000)	—	—
Shares redeemed in-kind	(1,350,000)	(1,450,000)	—	—
Shares Outstanding, End of Period	5,100,000	3,000,000	200,000	200,000
(1)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Changes in Net Assets
	AGFiQ Global Infrastructure ETF		AGFiQ Dynamic Hedged U.S. Equity ETF
	Six Months Ended December 31, 2019 (Unaudited)	For the period 05/23/19* – 06/30/19	Six Months Ended December 31, 2019 (Unaudited)	For the period 05/23/19* – 06/30/19
OPERATIONS
Net investment income (loss)	$36,253	$14,311	$24,781	$8,896
Net realized gain (loss)	(7,677)	(1,186)	7,420	—
Net change in unrealized appreciation (depreciation)	102,601	61,500	201,519	58,289
Net Increase (Decrease) in Net Assets Resulting from Operations	131,177	74,625	233,720	67,185
DISTRIBUTIONS
Distributable earnings	(48,977)	—	(38,385)	—
Total Distributions	(48,977)	—	(38,385)	—
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	2,500,025	—	2,500,025
Net Increase (Decrease) from Capital Transactions	—	2,500,025	—	2,500,025
Total Increase (Decrease) in Net Assets	82,200	2,574,650	195,335	2,567,210
NET ASSETS
Beginning of period	$2,574,650	$—	$2,567,210	$—
End of Period	$2,656,850	$2,574,650	$2,762,545	$2,567,210
SHARE TRANSACTIONS
Beginning of period	100,001	—	100,001	—
Shares issued	—	100,001	—	100,001
Shares Outstanding, End of Period	100,001	100,001	100,001	100,001
*
Commencement of investment operations.

(1)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

AGF Investments Trust
Financial Highlights for a share outstanding throughout the period
	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Transaction fees(11)	Net asset value, end of period
AGFiQ U.S. Market Neutral Momentum Fund
For the six months ended 12/31/19 (unaudited)	$24.60	$(0.03)	$(1.40)	$(1.43)	$—	$—	$—	$—	$—	$23.17
Year ended June 30, 2019	24.54	0.02	—(10)	0.02(16)	—	—	—	—	0.04	24.60
Year ended June 30, 2018	22.41	(0.21)	2.34	2.13	—	—	—	—	—(10)	24.54
Year ended June 30, 2017	26.73	(0.21)	(4.12)	(4.33)(16)	—	—	—	—	0.01	22.41
Year ended June 30, 2016	24.99	(0.63)	2.37(8)	1.74	—	—	—	—	—	26.73
Year ended June 30, 2015	24.86	(0.55)	0.68(9)	0.13	—	—	—	—	—	24.99
AGFiQ U.S. Market Neutral Value Fund
For the six months ended 12/31/19 (unaudited)	20.21	0.24	1.02	1.26	(0.44)	—	—	(0.44)	—	21.03
Year ended June 30, 2019	23.62	0.48	(3.72)	(3.24)	(0.17)	—	—	(0.17)	—	20.21
Year ended June 30, 2018	25.99	0.16	(2.53)	(2.37)	—	—	—	—	—	23.62
Year ended June 30, 2017	23.42	(0.04)	2.60	2.56(16)	—	—	—	—	0.01	25.99
Year ended June 30, 2016	25.96	(0.24)	(2.30)	(2.54)	—	—	—	—	—	23.42
Year ended June 30, 2015	28.15	(0.39)	(1.80)(9)	(2.19)	—	—	—	—	—	25.96
AGFiQ U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/19 (unaudited)	21.83	0.16	0.36(8)	0.52	(0.20)	—	—	(0.20)	0.01	22.16
Year ended June 30, 2019	20.05	0.31	1.52	1.83(16)	(0.09)	—	—	(0.09)	0.04	21.83
Year ended June 30, 2018	20.00	0.18	(0.13)	0.05	—	—	—	—	—	20.05
Year ended June 30, 2017	23.30	(0.02)	(3.30)	(3.32)(16)	—	—	—	—	0.02	20.00
Year ended June 30, 2016	19.34	(0.13)	4.09(8)	3.96	—	—	—	—	—	23.30
Year ended June 30, 2015	19.30	(0.13)	0.17(8)(9)	0.04	—	—	—	—	—	19.34
AGFiQ Hedged Dividend Income Fund
For the six months ended 12/31/19 (unaudited)	23.85	0.60	0.50	1.10	(0.64)	—	—	(0.64)	—	24.31
Year ended June 30, 2019	23.56	1.00	0.16	1.16	(0.87)	—	—	(0.87)	—(10)	23.85
Year ended June 30, 2018	25.41	0.90	(0.99)	(0.09)	(1.19)	(0.57)	—	(1.76)	—	23.56
Year ended June 30, 2017	25.43	1.04	0.44(8)	1.48(16)	(0.91)	(0.60)	—	(1.51)	0.01	25.41
Year ended June 30, 2016	23.87	0.86	1.93	2.79	(0.83)	(0.40)	—	(1.23)	—	25.43
For the period 01/15/15* – 06/30/15	25.00	0.21	(1.21)	(1.00)	(0.13)	—	—	(0.13)	—	23.87
AGFiQ Global Infrastructure ETF
For the six months ended 12/31/19 (unaudited)	25.75	0.36	0.95	1.31	(0.49)	—(10)	—	(0.49)	—	26.57
For the period 05/23/19* – 06/30/19	25.00	0.14	0.61	0.75	—	—	—	—	—	25.75
AGFiQ Dynamic Hedged U.S. Equity ETF
For the six months ended 12/31/19 (unaudited)	25.67	0.25	2.09	2.34	(0.31)	(0.07)	—	(0.38)	—	27.63
For the period 05/23/19* – 06/30/19	25.00	0.09	0.58	0.67	—	—	—	—	—	25.67
*
Commencement of investment operations.

(1)
Net investment income (loss) per share is based on average shares outstanding.

(2)
Annualized for periods less than one year.

(3)
Not annualized for periods less than one year.

(4)
Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.

(5)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(7)
In-kind transactions are not included in portfolio turnover calculations.

(8)
The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(9)
AGF Investments LLC reimbursed the Funds for losses incurred related to either a failure to rebalance at month-end or a trade error. The impact was an increase of  $0.10, $0.05, and $0.02 to the net realized and unrealized gains (losses) on investments per share and an increase of 0.39%, 0.17%, and 0.11% to the Funds total returns for AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund and AGFiQ U.S. Market Neutral Anti-Beta Fund, respectively. Had these reimbursements not been made, the total returns would have been lower.

(10)
Per share amount is less than $0.01.

(11)
Includes transaction fees associated with the issuance and redemption of Creation Units.

(12)
This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(13)
This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(14)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(15)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not reflect the indirect expenses of the underlying non-affiliated Funds in which it invests. Additionally, the adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expense incurred by the Fund from its investments in a Fund advised by the Adviser. If the ratio had included these affiliated indirect expenses, the ratio would have been higher.

(16)
Due to certain Financial Highlight presentation reclassifications, these amounts may differ from what was presented in previous shareholder reports.

See accompanying notes to the financial statements

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of(2)							Total Return(3)(4)
Expenses, after waivers and/or reimbursements and before securities sold short	Expenses, after waivers and/or reimbursements and securities sold short	Expenses, before waivers and/or reimbursements and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net investment income (loss) net of reimbursements excluding special dividends(12)	Net investment income (loss) per share excluding special dividends(13)	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)

0.75%	3.17%	12.43%	(0.27)%	(9.54)%	(0.27)%	$(0.03)	(5.81)%	(6.46)%	61%	133%	$2,317
0.75	2.62	6.23	0.08	(3.53)	0.08	0.02	0.24	0.29	137	384	2,460
0.75	1.88	5.81	(0.82)	(4.76)	(0.82)	(0.21)	9.50	9.41	184	402	8,589
0.99	2.31	10.55	(0.90)	(9.14)	(1.02)	(0.24)	(16.16)	(16.12)	172	380	2,241
1.49	3.67	7.77	(2.34)	(6.44)	(2.37)	(0.63)	6.96	7.01	210	647	4,009
1.49	3.43	22.80	(2.24)	(21.62)	(2.24)	(0.55)	0.52(9)	0.36	196	398	1,250

0.75	1.78	24.83	2.34	(20.70)	2.34	$0.24	6.26	5.96	19	49	1,051
0.75	1.91	24.39	2.16	(20.32)	2.16	0.48	(13.69)	(13.73)	59	123	1,011
0.75	1.12	18.34	0.63	(16.60)	0.61	0.15	(9.12)	(9.19)	81	152	1,181
0.97	2.09	12.00	(0.15)	(10.06)	(0.15)	(0.04)	10.97	11.11	79	246	1,300
1.49	3.05	10.14	(0.95)	(8.03)	(0.97)	(0.24)	(9.78)	(10.38)	95	195	2,342
1.49	3.20	11.72	(1.45)	(9.96)	(1.45)	(0.39)	(7.78)(9)	(7.41)	150	351	2,596

0.45	2.27	2.53	1.39	1.13	1.39	$0.16	2.41	2.04	31	116	113,016
0.50	2.16	2.94	1.45	0.67	1.42	0.30	9.30	9.66	116	341	65,492
0.75	1.06	3.39	0.93	(1.41)	0.93	0.18	0.25	0.20	166	347	9,023
0.84	2.02	3.60	(0.07)	(1.66)	(0.17)	(0.04)	(14.16)	(14.16)	98	273	10,000
0.99	2.71	3.13	(0.61)	(1.03)	(0.84)	(0.18)	20.48	20.48	168	974	26,793
0.99	2.39	8.01	(0.65)	(6.27)	(0.68)	(0.14)	(0.21)(9)	0.78	123	577	3,868

0.45	1.24	6.31	4.90	(0.17)	4.90	$0.60	4.65	4.26	62	85	4,861
0.55	1.16	8.99	4.17	(3.66)	4.15	1.00	5.02	5.28	132	185	4,770
0.75	1.00	3.98	3.60	0.62	3.53	0.88	(0.26)	(0.39)	100	141	2,356
0.79	1.16	3.73	4.04	1.47	4.04	1.04	5.88	6.05	108	168	11,434
0.99	1.75	5.31	3.61	0.06	3.60	0.85	12.21	11.84	130	192	3,815
0.99	1.81	8.14	1.89	(4.43)	1.89	0.21	(4.02)	(3.74)	50	74	3,581

0.45	0.45	8.15	2.80	(4.90)	2.80	$0.36	5.12	5.36	18	18	2,657
0.45(14)	0.45(14)	16.91(14)	5.28	(11.19)	5.28	0.14	3.00	3.00	—	—	2,575

0.25	0.25	7.35	1.85	(5.24)	1.85	$0.25	9.13	9.12	10	10	2,763
0.36(15)	0.36(15)	15.05(15)	3.30	(11.38)	3.30	0.09	2.68	2.72	—	—	2,567
See accompanying notes to the financial statements

AGF Investments Trust
Notes to Financial Statements
December 31, 2019 (Unaudited)
1. Organization
AGF Investments Trust (formerly known as FQF Trust) (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes six operational series of the AGFiQ Funds: AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, AGFiQ Global Infrastructure ETF, and AGFiQ Dynamic Hedged U.S. Equity ETF (each, a “Fund”; collectively, the “Funds”). AGF Investments LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 as amended (the “1940 Act”).
Both AGFiQ Global Infrastructure ETF and AGFiQ Dynamic Hedged U.S. Equity ETF (each, an “Active ETF”) commenced operations on May 23, 2019.
The AGFiQ U.S. Market Neutral Size Fund ceased trading on the NYSE Arca, Inc. (“NYSE Arca”) and was closed for purchase by investors as of the close of regular trading on NYSE Arca on December 13, 2019. The final liquidating distribution was paid to shareholders on December 30, 2019 to complete the liquidation of the Fund.
The investment objective of AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, and AGFiQ Hedged Dividend Income Fund (collectively, the “Target Index Funds”) is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). The AGFiQ Global Infrastructure ETF seeks to achieve its investment objective by investing, under normal circumstances in securities of infrastructure-related companies located throughout the world, including the U.S. and infrastructure-related investments. The AGFiQ Dynamic Hedged U.S. Equity ETF will operate as a “fund-of-funds” by investing primarily in sector-based ETFs and other ETFs. Each Fund is classified as a “diversified” Fund within the meaning of the 1940 Act. There can be no assurance that the Funds will achieve their respective investment objectives.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.
Investment Company Modernization
In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and new forms (Form N-PORT and Form N-CEN), as well as amendments to existing forms and rules, including Regulation S-X, to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X, among other standardized, enhanced disclosures about derivatives in investment company financial statements. The Funds have included disclosures in these financial statements to reflect the amendments to Regulation S-X. These amendments had no effect on the Funds’ net assets or results of operations. The filing compliance date for the Funds for Form N-PORT is no later than June 1, 2020, reflecting March 2020 data.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
Investment Valuation
The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing a Fund’s net assets (i.e. total assets, less liabilities) by the number of shares it has outstanding.
The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be fair valued by Pricing Procedures the Funds’ Valuation Committee adheres to in accordance with the Trust’s procedures which were approved by the Board of Trustees (the “Trustees”).
Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.
Generally, each Fund prices, except the Active ETFs, its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 — Quoted prices in active markets for identical assets.

•
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
The following is a summary of the valuations as of December 31, 2019 for each Fund based upon the three levels defined above:
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Momentum Fund
Investments
Assets
Common Stocks*	$2,131,898	$—	$—	$2,131,898
Liabilities
Common Stocks*	$(2,214,103)	$—	$—	$(2,214,103)
Total Investments	$(82,205)	$—	$—	$(82,205)
Other Financial Instruments
Assets
Swap Agreements**	$—	$10,713	$—	$10,713
Liabilities
Swap Agreements**	$—	$(27,007)	$—	$(27,007)
Total Other Financial Instruments	$—	$(16,294)	$—	$(16,294)
AGFiQ U.S. Market Neutral Value Fund
Investments
Assets
Common Stocks*	$966,973	$—	$—	$966,973
Liabilities
Common Stocks*	$(890,799)	$—	$—	$(890,799)
Total Investments	$76,174	$—	$—	$76,174
Other Financial Instruments
Assets
Swap Agreements**	$—	$11,577	$—	$11,577
Liabilities
Swap Agreements**	$—	$(7,889)	$—	$(7,889)
Total Other Financial Instruments	$—	$3,688	$—	$3,688
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$102,911,848	$—	$—	$102,911,848
Liabilities
Common Stocks*	$(106,405,896)	$—	$—	$(106,405,896)
Total Investments	$(3,494,048)	$—	$—	$(3,494,048)
Other Financial Instruments
Assets
Swap Agreements**	$—	$679,507	$—	$679,507
Liabilities
Swap Agreements**	$—	$(1,221,899)	$—	$(1,221,899)
Total Other Financial Instruments	$—	$(542,392)	$—	$(542,392)

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$4,773,107	$—	$—	$4,773,107
Liabilities
Common Stocks*	$(2,381,092)	$—	$—	$(2,381,092)
Total Investments	$2,392,015	$—	$—	$2,392,015
AGFiQ Global Infrastructure ETF
Investments
Common Stocks*	$2,654,518	$—	$—	$2,654,518
Exchange Traded Funds	9,577	—	—	9,577
Total Investments	$2,664,095	$—	$—	$2,664,095
AGFiQ Dynamic Hedged U.S. Equity ETF
Investments
Exchange Traded Funds	$2,771,738	$—	$—	$2,771,738
Total Investments	$2,771,738	$—	$—	$2,771,738
*
See Schedules of Investments for segregation by industry type.

**
The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

Real Estate Investment Trusts (“REITs”)
Each Fund, except AGFiQ Dynamic Hedged U.S. Equity ETF, may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.
REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.
Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.
Foreign Currency Translation
The books and records of the AGFiQ Global Infrastructure ETF are maintained in U.S. dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The AGFiQ Global Infrastructure ETF does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
(losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statement of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Short Sales
Each Fund, except the Active ETFs, enters into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.
A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.
Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.
Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.
Swap Agreements
Each Fund, except the Active ETFs, may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.
A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.
The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average monthly outstanding swap contracts for the period ended December 31, 2019:
Fund	Average Contract Long	Average Contract Short
AGFiQ U.S. Market Neutral Momentum Fund	$266,812	$(252,224)
AGFiQ U.S. Market Neutral Value Fund	118,545	(138,798)
AGFiQ U.S. Market Neutral Anti-Beta Fund	11,864,076	(11,078,519)
The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2019:
Fair Value of Derivative Instruments as of December 31, 2019
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
AGFiQ U.S. Market Neutral Momentum Fund	Swap agreements	Statements of Assets and Liabilities	$10,713	$27,007
AGFiQ U.S. Market Neutral Value Fund			11,577	7,889
AGFiQ U.S. Market Neutral Anti-Beta Fund			679,507	1,221,899
The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2019
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
AGFiQ U.S. Market Neutral Momentum Fund	Swap agreements	$78,493	$(92,352)
AGFiQ U.S. Market Neutral Value Fund		(25,521)	31,490
AGFiQ U.S. Market Neutral Anti-Beta Fund		963,914	(1,161,528)
Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust.
Taxes and Distributions
Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.
As of June 30, 2019 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.
Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.
3. Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
4. Investment Management Fees
Pursuant to the Advisory Agreement (“Advisory Agreement”), the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds under the oversight of the Board. Pursuant to the Advisory Agreement, the AGFiQ U.S. Market Neutral Momentum Fund and AGFiQ U.S. Market Neutral Value Fund, each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets. The AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, AGFiQ Global Infrastructure ETF, and AGFiQ Dynamic Hedged U.S. Equity ETF each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.45% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive the fees and reimburse expenses of each Target Index Fund until at least November 1, 2020, and each Active ETF until November 1, 2022, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses (“AFFE”), and extraordinary expenses) (“Operating Expenses”) are limited to 0.75% of average daily net assets for each of the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, and 0.45% for each of the AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, AGFiQ Global Infrastructure ETF, and AGFiQ Dynamic Hedged U.S. Equity ETF (collectively, the “Expense Caps”). Additionally, in order to prevent shareholders from incurring duplicative management fees, the Adviser has contractually agreed to waive the management fee charged to a Fund to the extent of the amount of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. AFFE are expenses incurred indirectly by the Fund through its ownership of share in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Funds’ financial statements. This undertaking can only be changed with the approval of the Trustees.
For the period ended December 31, 2019, management fee waivers and expense reimbursements were as follows:
Fund	Management Fees Waived	Expense Reimbursements
AGFiQ U.S. Market Neutral Momentum Fund	$6,291	$109,928
AGFiQ U.S. Market Neutral Value Fund	2,568	115,470
AGFiQ U.S. Market Neutral Anti-Beta Fund	132,042	—
AGFiQ Hedged Dividend Income Fund	10,973	112,397
AGFiQ Global Infrastructure ETF	5,848	93,916
AGFiQ Dynamic Hedged U.S. Equity ETF	6,035	88,901
Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.75% of average daily net assets for the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, and 0.45% for the AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund,

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
AGFiQ Global Infrastructure ETF, and AGFiQ Dynamic Hedged U.S. Equity ETF or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended December 31, 2019, none of the Funds repaid expenses to the Adviser.
As of December 31, 2019 the amounts eligible for repayment and the associated period of expiration are as follows:
Fund	Expires June 30,				Total Eligible for Recoupment
	2020	2021	2022	2023
AGFiQ U.S. Market Neutral Momentum Fund	$95,873	$214,161	$242,138	$116,219	$668,391
AGFiQ U.S. Market Neutral Value Fund	102,168	215,970	249,332	118,038	685,508
AGFiQ U.S. Market Neutral Anti-Beta Fund	90,229	208,882	255,129	132,042	686,282
AGFiQ Hedged Dividend Income Fund	91,345	210,337	255,140	123,370	680,192
AGFiQ Global Infrastructure ETF	—	—	44,646	99,764	144,410
AGFiQ Dynamic Hedged U.S. Equity ETF	—	—	39,362	92,327	131,689
During the fiscal year ended June 30, 2018, it was determined that the Funds had been overcharged by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Funds’ administrator and custodian, for class action filing fees spanning over several years and that the Funds were entitled to a reimbursement for these charges. Since the Funds were operating over the expense limitation, and the Adviser was reimbursing each Fund for expenses in excess of the limitation during the periods of overbilling, the reimbursement amounts were paid directly to the Adviser.
Management fee waivers and expense reimbursements amounts eligible for repayment were reduced accordingly. The difference in the management fee waivers and expense reimbursements amount totals for the fiscal year ended June 30, 2018 and the amounts eligible for repayment in 2021 are due to this reimbursement.
Below are the reimbursement totals that were applied against each year’s amounts eligible for repayment:
Fund	2020	2021
AGFiQ U.S. Market Neutral Momentum Fund	$(2,500)	$(1,000)
AGFiQ U.S. Market Neutral Value Fund	(4,000)	(1,000)
AGFiQ U.S. Market Neutral Anti-Beta Fund	—	(1,000)
5. Administration and Custodian Fees
JPMorgan acts as administrator (the “Administrator”) and custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Funds as required by the 1940 Act.
6. Distribution, Service Plan and Fund Officers
Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.
No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.
7. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds for the most recently completed five fiscal years and the most recently completed calendar quarters can be found at www.agf.com/us. This information represents past performance and cannot be used to predict future results.
The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof  (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.
Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets, were as follows:
Fund	Six Months Ended December 31, 2019
AGFiQ U.S. Market Neutral Anti-Beta Fund	$51,267
8. Investment Transactions
For the period ended December 31, 2019, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:
	Purchases		Sales
Fund	Long	Short Covers	Long	Short
AGFiQ U.S. Market Neutral Momentum Fund	$1,458,445	$1,901,543	$1,837,496	$1,352,817
AGFiQ U.S. Market Neutral Value Fund	179,884	297,888	243,387	214,312
AGFiQ U.S. Market Neutral Anti-Beta Fund	28,701,061	77,309,564	37,959,970	107,857,822
AGFiQ Hedged Dividend Income Fund	2,928,391	1,087,068	3,023,328	1,040,806
AGFiQ Global Infrastructure ETF	488,769	—	464,963	—
AGFiQ Dynamic Hedged U.S. Equity ETF	284,565	—	271,326	—
9. In-Kind Transactions
During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
For the period ended December 31, 2019, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:
Fund	Value	Realized Gain
AGFiQ U.S. Market Neutral Anti-Beta Fund	$28,598,567	$3,579,481
During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2019, the value of the securities received for subscriptions were as follows:
Fund	Value
AGFiQ U.S. Market Neutral Anti-Beta Fund	$70,250,938
10. Principal Investment Risks
Some principal risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.
Single Factor Risk.   A Fund invests in securities based on a single factor and seeks to track the performance of a securities index that generally is not representative of the market as a whole. A Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.
Anti-Beta Risk.   Anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.
High Dividend Risk.   High dividend investing entails taking long positions in each of ten sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in each of ten sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style investing is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.
Momentum Risk.   In general, “momentum” is the tendency of an investment to exhibit persistence in its relative performance; a momentum style of investing, therefore, emphasizes investing in securities that have recently outperformed the universe. Momentum securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.
Value Risk.   Securities that can be quantitatively identified as undervalued may fail to appreciate in value, and the Index may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than other securities during periods of economic recovery. Value investing may go in and out of favor over time and when value securities are out of favor, a fund pursuing a value strategy may underperform and suffer losses.
Authorized Participants Concentration Risk.   A Fund has a limited number of financial institutions that may purchase and redeem Shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with a Fund and no other Authorized Participant

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
steps in, shares of a Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.
Cash Transactions Risk.   A Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. To the extent a Fund effects creations and redemptions partly or wholly in cash, an investment in a Fund may be less tax-efficient than an investment in an ETF that effects creations and redemptions primarily or wholly in-kind. ETFs generally are able to make in-kind redemptions and thereby avoid being taxed on gains on the distributed portfolio 45 securities at the Fund level. Because a Fund may effect redemptions partly or wholly for cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If a Fund realizes a gain on these sales, the Fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. A Fund generally distributes these gains to shareholders to avoid capital gains taxes at the Fund level and the need to otherwise comply with the special tax rules that apply to such gains. This strategy may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of a Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
Concentration Risk.   To the extent that a Target Index Fund’s Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An individual industry may have above-average performance during particular periods, but may also move up and down more than the broader market. A Fund’s performance could also be affected if the industries do not perform as expected.
Depositary Receipts Risk.   Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and the Adviser may not be able to take appropriate actions to mitigate losses to the Fund.
Derivatives Risk.   A Fund’s use of derivatives — such as futures contracts and swap agreements, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at anticipated price. A Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial. Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. The Funds do not specifically limit its counterparty risk with respect to any single counterparty.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
Emerging Markets Risk.   The Funds may invest in issuers located in emerging market economies (including frontier market economies). The value of Funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities.
Equity Investing Risk.   Equity investments are subject to risks such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Funds. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and the markets generally.
Flash Crash Risk.   An exchange or market may close or issue trading halts on specific securities. In such circumstances, a Fund may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, a Target Index Fund may be unable to rebalance its portfolio and may incur significant tracking differences with its Target Index. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV.
Foreign Currency Risk.   Securities and other instruments in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Foreign Securities Risk.   Foreign investments involve additional risks because financial markets outside of the United States may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the United States, Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.
Hedging Risk.   A Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful or cost-effective, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.
Infrastructure Investment Risk.   Securities and instruments of infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints and funding that impact publicly funded projects, the effects of 50 general economic conditions throughout the world, surplus capacity and depletion concerns, service interruptions, increased competition from other providers of services, uncertainties regarding the availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by technological innovations that may

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
render existing plants, equipment or products obsolete and natural or man-made disasters. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns.
Investments in Exchange-Traded Funds Risk.   The Funds may invest in underlying funds. An investment in an underlying fund exposes the Fund to the risks associated with the underlying fund’s investments. The Fund will bear its proportionate share of the management, service and other fees of the underlying fund. If an underlying fund suspends redemptions or does not calculate its NAV, the Fund may not be able to value part of its assets. An adjustment to the Fund’s holdings of underlying funds may result in gains being distributed to shareholders of the Fund. As a result of such adjustments, the underlying fund may have to make large purchases or sales of securities to meet the redemption or purchase requests of the Fund. The portfolio manager of the underlying fund may have to change the underlying fund’s holdings significantly or may be forced to buy or sell investments at unfavorable prices, which can affect its performance and the performance of the Fund.
Leverage Risk.   The use of short selling and swap agreements allows a Fund to obtain investment exposures greater than their NAV by a significant amount, i.e. use leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.
Market Neutral Style Risk.   During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the U.S. Market Neutral Funds employ a dollar-neutral strategy to achieve market neutrality, the beta of a Fund (i.e., the relative volatility of a Fund as compared to the market) will vary over time and may not be equal to zero.
Master Limited Partnership Risk.   Master Limited Partnerships (“MLPs”) are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.
Passive Investment Risk.   The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the relevant Target Index. Each Fund invests primarily in securities included in, or representative of, its Target Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Funds’ return to be lower than if the Funds employed an active strategy.
Premium/Discount Risk.   Fund shares may trade at prices that are above or below their NAV per share. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.
REIT Risk.   Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
Secondary Market Trading Risk.   Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.
Short Sale Risk.   Short sales are transactions in which a Fund sells a stock it does not own. To complete the transaction, a Fund must borrow the stock to make delivery to the buyer. A Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by a Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, a Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs a Fund must pay to a lender of the security.
Tracking Error Risk.   The investment performance of a Target Index Fund may diverge from that of its Target Index. A Target Index Fund’s return may not match the return of the Target Index for a number of other reasons. For example, each Target Index Fund incurs a number of operating expenses not applicable to the Target Index, and incurs costs in buying and selling securities, especially when reconstituting a Target Index Fund’s securities holdings to reflect changes in the composition of the Target Index. Since certain Target Index’s components are rebalanced or reconstituted more frequently than other indices, the relevant Target Index Fund’s transaction costs may be greater. To the extent a Target Index Fund employs a representative sampling strategy, the investments held by a Target Index Fund may provide performance that differs from the aggregate performance of all of the Target Index components.
The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.
11. LIBOR Risk
The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.
12. Guarantees and Indemnifications
In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
13. Subsequent Events
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

AGF Investments Trust
Expense Example (Unaudited)
December 31, 2019
As a shareholder, you incur two types of costs: (1) transaction costs for, such as brokerage commissions, purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of  $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2019.
The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an investment of  $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2019.
The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

AGF Investments Trust
Expense Example (Unaudited)
December 31, 2019
	Beginning Account Value 07/01/19	Ending Account Value 12/31/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGFiQ U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$941.90	$15.47	3.17%
Hypothetical	$1,000.00	$1,009.20	$16.01	3.17%
AGFiQ U.S. Market Neutral Value Fund
Actual	$1,000.00	$1,062.60	$9.23	1.78%
Hypothetical	$1,000.00	$1,016.19	$9.02	1.78%
AGFiQ U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$1,024.10	$11.55	2.27%
Hypothetical	$1,000.00	$1,013.72	$11.49	2.27%
AGFiQ Hedged Dividend Income Fund
Actual	$1,000.00	$1,046.50	$6.38	1.24%
Hypothetical	$1,000.00	$1,018.90	$6.29	1.24%
AGFiQ Global Infrastructure ETF(a)
Actual	$1,000.00	$1,051.20	$2.32	0.45%
Hypothetical	$1,000.00	$1,022.87	$2.29	0.45%
AGFiQ Dynamic Hedged U.S. Equity ETF(b)
Actual	$1,000.00	$1,091.30	$1.31	0.25%
Hypothetical	$1,000.00	$1,023.88	$1.27	0.25%
*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 366 days in the fiscal year (to reflect the one half year period)

(a)
The annualized expense ratio does not reflect the indirect expenses of the underlying Fund in which it invests.

(b)
The annualized expense ratio does not reflect the indirect expenses of the underlying non-affiliated Funds in which it invests. Additionally, in order to prevent shareholders from incurring duplicative management fees, the Adviser has contractually agreed to waive the management fee charged to a Fund to the extent of the amount of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. If the ratio had included these affiliated indirect expenses, the annualized expense ratio would have been 0.45% for both the Actual and Hypothetical expense examples.

AGF Investments Trust
Additional Information (Unaudited)
Proxy Voting Information
A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.agf.com/us or the U.S. Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
AGF Investments Trust files has filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGFiQ Funds’ website at www.agf.com/us.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

AGF Investments Trust
53 State Street, Suite 1308
Boston, MA 02109
www.AGFiQ.com
Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By: /s/William H. DeRoche

President

March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/William H. DeRoche

William H. DeRoche

President

March 9, 2020

By: /s/Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

March 9, 2020